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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)
550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Legal and Compliance Department
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code:   608-274-0300
Date of fiscal year end:   December 31
Date of reporting period:   June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

SEMIANNUAL REPORT

For Period Ended June 30, 2014

This booklet contains the semiannual report for the Ultra Series Fund in which each of the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds, each a series of the Ultra Series Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the future™

SEMIANNUAL REPORT

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Ultra Series Fund  |  June 30, 2014

ULTRA SERIES FUND PERFORMANCE

	Average Annual Total Returns

	as of June 30, 2014

								Since	Since	Expense
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Class I Inception	Class II Inception	Ratio

FIXED INCOME FUNDS

Money Market Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.42%	3.72%	N/A	0.46%
Class II	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.30%	N/A	0.00%	0.71%
90-day U.S. T-Bill (Citigroup/Salomon)	0.00%	0.01%	0.02%	0.04%	0.05%	0.08%	1.54%	3.86%	0.09%

Core Bond Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	0.06%	1.88%	3.69%	3.72%	2.97%	4.18%	4.17%	6.37%	N/A	0.56%
Class II	0.04%	1.82%	3.56%	3.46%	2.71%	3.92%	3.92%	N/A	4.16%	0.81%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	0.05%	2.15%	4.17%	4.47%	3.71%	4.79%	5.00%	7.54%	4.91%

High Income Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	0.73%	2.04%	4.84%	10.57%	7.58%	10.60%	7.46%	7.24%	N/A	0.77%
Class II	0.71%	1.98%	4.71%	10.30%	7.31%	10.33%	7.20%	N/A	10.52%	1.02%
Bank of America Merrill Lynch US High Yield Master II Constrained Index	0.85%	2.57%	5.64%	11.79%	9.25%	13.89%	8.91%	8.67%	15.58%

Class I and II shares of the fund are offered to separate accounts of CMFG Life Insurance Company (“CMFG Life Accounts”), while Class I shares are also offered to certain of its pension plans. Investments in the fund by CMFG Life Accounts are made through variable annuity or variable life insurance contracts.

Performance data quoted represents past performance. Past performance does not guarantee future results. Fund returns are calculated after fund level expenses have been subtracted. Class II returns also include Rule12b-1 fees. However, fund returns shown do not include any separate account fees, charges, or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund. If these fees, charges or expenses were included, fund returns would have been lower. For specific charges and expenses associated with your contract, please refer to the prospectus. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 1-800-670-3600 for performance current to the most recent month-end. This piece must be accompanied or preceded by a current prospectus. An investment in any Ultra Series Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency. Although the Money Market Fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the fund. Mutual funds are subject to investment risk. MFD Distributor, LLC. July 2, 2014

Not Part of the Semi-annual Report

i

Ultra Series Fund  |  June 30, 2014

Ultra Series Fund Performance (continued)	Average Annual Total Returns

	as of June 30, 2014

								Since	Since	Expense
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Class I Inception	Class II Inception	Ratio

ASSET ALLOCATION FUNDS

Diversified Income Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	0.89%	3.27%	4.77%	12.86%	10.42%	12.00%	6.65%	8.57%	N/A	0.71%
Class II	0.87%	3.20%	4.64%	12.58%	10.14%	11.72%	6.38%	N/A	12.03%	0.96%
Custom Blended Index (50% Fixed 50% Equity)[4]	1.06%	3.69%	5.70%	14.26%	10.21%	11.89%	6.69%	9.75%	12.20%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	0.05%	2.15%	4.17%	4.47%	3.71%	4.79%	5.00%	7.54%	4.91%
S&P 500® Index	2.07%	5.23%	7.14%	24.61%	16.58%	18.83%	7.78%	11.33%	19.36%

Conservative Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	0.79%	2.74%	4.30%	10.50%	6.79%	8.69%	N/A	4.86%	N/A	0.94%
Class II	0.76%	2.67%	4.17%	10.22%	6.52%	8.42%	N/A	N/A	8.90%	1.19%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	0.05%	2.15%	4.17%	4.47%	3.71%	4.79%	5.00%	5.51%	4.91%
Conservative Allocation Custom Index[1]	0.85%	3.04%	4.94%	11.18%	7.52%	9.47%	6.38%	6.49%	9.84%

Moderate Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	1.25%	3.32%	4.80%	14.97%	9.38%	11.42%	N/A	4.94%	N/A	0.99%
Class II	1.23%	3.26%	4.67%	14.68%	9.11%	11.14%	N/A	N/A	11.69%	1.24%
S&P 500® Index	2.07%	5.23%	7.14%	24.61%	16.58%	18.83%	7.78%	7.86%	19.36%
Moderate Allocation Custom Index[2]	1.43%	3.76%	5.62%	16.21%	10.18%	12.69%	7.21%	7.01%	13.24%

Aggressive Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	1.64%	3.86%	5.33%	19.14%	11.13%	13.73%	N/A	4.87%	N/A	0.99%
Class II	1.62%	3.79%	5.20%	18.84%	10.85%	13.45%	N/A	N/A	14.16%	1.24%
S&P 500® Index	2.07%	5.23%	7.14%	24.61%	16.58%	18.83%	7.78%	7.86%	19.36%
Aggressive Allocation Custom Index[3]	1.88%	4.33%	6.15%	20.33%	12.26%	15.22%	7.76%	7.28%	15.92%

[1]	Conservative Allocation Custom Index consists of 28% Russell 3000 Index, 7% MSCI ACWI ex-USA Index and 65% Barclays US Aggregate Bond Index.
[2]	Moderate Allocation Custom Index consists of 48% Russell 3000 Index, 12% MSCI ACWI ex-USA Index and 40% Barclays US Aggregate Bond Index.
[3]	Aggressive Allocation Custom Index consists of 64% Russell 3000 Index, 16% MSCI ACWI ex-USA Index and 20% Barclays US Aggregate Bond Index.
[4]	Custom Blended Index consists of 50% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 50% S&P 500® Index.

Not Part of the Semi-annual Report

Ultra Series Fund  |  June 30, 2014

Ultra Series Fund Performance (continued)	Average Annual Total Returns

	as of June 30, 2014

								Since	Expense
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Class I Inception	Ratio

ASSET ALLOCATION FUNDS (continued)

Madison Target Retirement 2020 Fund[5] - Inception Date 10/1/2007
Class I	0.85%	2.96%	4.50%	11.83%	7.74%	10.89%	N/A	2.23%	0.61%
Target Date 2020 Custom Index[9]	0.99%	3.22%	5.11%	12.38%	8.18%	10.27%	6.59%	6.64%
Dow Jones Global Target 2020 Index	1.38%	3.26%	5.34%	12.68%	7.12%	10.36%	6.80%	4.43%

Madison Target Retirement 2030 Fund[6]- Inception Date 10/1/2007
Class I	1.30%	3.61%	5.07%	15.48%	9.71%	12.48%	N/A	2.56%	0.60%
Target Date 2030 Custom Index[10]	1.45%	3.79%	5.65%	16.42%	10.31%	12.84%	7.24%	7.03%
Dow Jones Global Target 2030 Index	2.06%	3.95%	5.89%	17.42%	9.43%	13.61%	7.90%	4.69%

Madison Target Retirement 2040 Fund[7] - Inception Date 10/1/2007
Class I	1.49%	3.87%	5.27%	17.34%	10.52%	13.27%	N/A	2.18%	0.59%
Target Date 2040 Custom Index[11]	1.68%	4.07%	5.92%	18.47%	11.36%	14.11%	7.53%	7.18%
Dow Jones Global Target 2040 Index	2.57%	4.47%	6.30%	20.98%	11.07%	15.73%	8.51%	5.06%

Madison Target Retirement 2050 Fund[8] - Inception Date 1/3/2011
Class I	1.71%	4.07%	5.38%	19.01%	11.32%	N/A	N/A	10.92%	0.57%
Target Date 2050 Custom Index[12]	1.91%	4.36%	6.18%	20.55%	12.39%	15.36%	7.79%	7.29%
Dow Jones Global Target 2050 Index	2.73%	4.63%	6.43%	21.97%	11.55%	16.15%	8.68%	11.18%

[5]	Madison Asset Management waived 0.20% of its 0.40% management fee for the Target Retirement 2020 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.
[6]	Madison Asset Management waived 0.20% of its 0.40% management fee for the Target Retirement 2030 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.
[7]	Madison Asset Management waived 0.20% of its 0.40% management fee for the Target Retirement 2040 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.
[8]	Madison Asset Management waived 0.20% of its 0.40% management fee for the Target Retirement 2050 Fund since the Fund’s inception date of January 3, 2011 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.
[9]	The Target Date 2020 Custom Index consists of 59% Barclays U.S. Aggregate Bond Index, 33% Russell 3000 Index and 8% MSCI ACWI Ex-USA Net Index.
[10]	The Target Date 2030 Custom Index consists of 39% Barclays U.S. Aggregate Bond Index, 49% Russell 3000 Index and 12% MSCI ACWI Ex-USA Net Index.
[11]	The Target Date 2040 Custom Index consists of 29% Barclays U.S. Aggregate Bond Index, 57% Russell 3000 Index and 14% MSCI ACWI Ex-USA Net Index.
[12]	The Target Date 2050 Custom Index consists of 19% Barclays U.S. Aggregate Bond Index, 65% Russell 3000 Index and 16% MSCI ACWI Ex-USA Net Index.

Not Part of the Semi-annual Report

Ultra Series Fund  |  June 30, 2014

Ultra Series Fund Performance (continued)	Average Annual Total Returns

	as of June 30, 2014

								Since	Since	Expense
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Class I Inception	Class II Inception	Ratio

EQUITY FUNDS

Large Cap Value Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	2.53%	5.31%	8.34%	23.95%	16.22%	17.24%	6.74%	9.92%	N/A	0.61%
Class II	2.51%	5.24%	8.21%	23.64%	15.93%	16.95%	6.48%	N/A	17.34%	0.86%
Russell 1000® Value Index	2.61%	5.10%	8.28%	23.81%	16.92%	19.23%	8.03%	11.67%	19.67%

Large Cap Growth Fund - Class I Inception Date 1/3/1994, Class II Inception Date 5/1/2009
Class I	1.21%	5.06%	5.05%	24.53%	12.76%	15.23%	6.83%	8.71%	N/A	0.82%
Class II	1.19%	4.99%	4.92%	24.22%	12.48%	14.94%	6.56%	N/A	15.53%	1.07%
Russell 1000® Growth Index	1.95%	5.13%	6.31%	26.92%	16.26%	19.24%	8.20%	8.65%	19.83%

Mid Cap Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	2.55%	3.47%	3.32%	18.80%	13.96%	18.81%	7.56%	2.58%	N/A	0.91%
Class II	2.52%	3.41%	3.19%	18.50%	13.67%	18.52%	7.29%	N/A	18.75%	1.16%
Russell Midcap® Index	3.29%	4.97%	8.67%	26.85%	16.09%	22.07%	10.43%	8.66%	22.35%

Small Cap Fund - Class I Inception Date 5/1/2007, Class II Inception Date 5/1/2009
Class I	3.63%	0.18%	1.74%	18.57%	14.06%	20.69%	N/A	8.26%	N/A	1.11%
Class II	3.60%	0.12%	1.62%	18.27%	13.78%	20.39%	0.00%	N/A	20.27%	1.36%
Russell 2000® Index	5.32%	2.05%	3.19%	23.64%	14.57%	20.21%	8.70%	6.92%	20.57%

International Stock Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	0.19%	4.17%	5.12%	23.61%	10.03%	12.89%	8.49%	6.18%	N/A	1.16%
Class II	0.17%	4.10%	4.99%	23.30%	9.76%	12.61%	8.22%	N/A	14.26%	1.41%
MSCI EAFE Index (net)	0.96%	4.09%	4.78%	23.57%	8.10%	11.77%	6.93%	4.54%	13.67%

Not Part of the Semi-annual Report

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Ultra Series Fund  |  June 30, 2014

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677.

Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Ultra Series Fund  |  June 30, 2014

Review of Period

The first half of 2014 was a positive period across the board for stocks and bonds. Investors showed considerable confidence with robust flows to domestic stocks, which were up 7.14% as measured by the S&P 500® Index. Smaller stocks also had positive results, with the Russell Midcap® Index advancing 8.67% and the Russell 2000® Index of small-cap stocks up 3.19%. International stocks were also up broadly, with the MSCI EAFE Index (net) up 4.78% and the MSCI Emerging Markets Index up 6.14%. Bond investors benefited from a drop in interest rates across the period which boosted bond valuations. The bellwether 10-year Treasury began the period yielding 3.03% and ended the period with a 2.53% yield. The Barclays U.S. Aggregate Bond Index, considered a good proxy for the broad domestic bond market, was up 3.93%.

While the results of all the cited indices indicate a benign environment for investors, the year didn’t start out quite so positively. Plenty of cautionary economic indicators were evident, as the U.S. economy showed the results of a deep and bitter winter. U.S. stocks faltered in the opening months, particularly many which had benefitted most from the extremely strong returns of 2013. Many emerging markets and Japan also corrected sharply, and the initial reports that the U.S. economy had contracted in the first quarter at a -2.9% annual clip gave credence to those concerns.

Overwhelming these early negatives was a growing confidence that the U.S. economy was making solid progress and the first quarter setback was only temporary. Unemployment fell during the first six months of 2014 by 1.4%, the largest such decline since 1984, while inflation remained contained. Even as the Federal Reserve eased its bond purchase program, there was a consensus that the Fed would likely keep rates low for some time, promoting continued expansion. Geopolitical stresses in the Ukraine and Middle East gave investors around the world reason to allocate funds to the perceived safety of U.S. Treasuries, despite yields which provide little real return when matched with inflation rates.

OUTLOOK

On a year-over-year basis economic expansion at period-end as measured by GDP appeared to be at a 2.5-2.75% growth rate. Our expectations are for a 3% growth rate by the end of 2014. On the inflation front one confusing fact is how the labor participation rate has been dropping. Fed chairperson Janet Yellen is hoping there is sufficient slack in the labor pool to pick up expanded employment without much wage inflation. If that doesn’t occur, then there’s a good case to be made for wage expansion and associated inflationary pressure.

Our major concern about the stock and bond markets centers on complacency and our perception of the willingness of investors to assume risk with little concern that things could go amiss in the future. Based on historical trends, as market prices go higher we anticipate seeing lower stock price volatility, more merger and acquisition volume, more corporate stock repurchase activity, and higher investor flows into the stock market. Across our various stock portfolios, we’ve been finding opportunities to trim and sell portfolio holdings that look expensive to us, while it has become more difficult to find attractive new holdings. This has focused our attention on the highest quality businesses we can find; companies whose fortunes strike us as secure in both exuberant and more troubled markets.

In our opinion, yields are too low given the evolving business cycle and Fed uncertainty. In our view, factors supporting low rates (e.g. accommodative central banks, funds to be invested, slow

Ultra Series Fund  |  June 30, 2014

global growth) are more than offset by factors supporting higher rates (e.g. payroll employment, federal tax receipts, corporate profits, bank loans, Fed tapering, merger and acquisition activity, and higher inflation). Our assessment of current market valuations suggest bond investors are not being adequately compensated for risk and, therefore, defensive positioning may be the best strategy for fixed income investors.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Conservative Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•

Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•

Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•

Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Bond Funds	58.2%
Stock Funds	29.1%
Foreign Stock Funds	6.2%
Foreign Bond Funds	5.2%
Money Market Funds and Other Net Assets	1.3%

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 4.30% over the first six months of 2014, underperforming the Conservative Allocation Fund Custom Index return of 4.94%, and trailing the Morningstar Conservative Allocation category average return of 4.90%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The two most negative detractors from relative performance were the fund’s relatively higher quality equity exposure in a continuing market rally and its short duration bond positioning.

Ultra Series Fund  |  June 30, 2014

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Moderate Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•

Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•

Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•

Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Stock Funds	50.8%
Bond Funds	35.7%
Foreign Stock Funds	10.6%
Foreign Bond Funds	1.5%
Money Market Funds and Other Net Assets	1.4%

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned 4.80% over the first six months of 2014, underperforming the Moderate Allocation Fund Custom Index return of 5.62%, and trailing the Morningstar Moderate Allocation category average return of 5.41%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The two most negative detractors from relative performance were the fund’s relatively higher quality equity exposure in a continuing market rally and its short duration bond positioning.

Ultra Series Fund  |  June 30, 2014

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Aggressive Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

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Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•

Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

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Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Stock Funds	67.5%
Bond Funds	15.9%
Foreign Stock Funds	14.3%
Money Market Funds and Other Net Assets	2.3%

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned 5.33% over the first six months of 2014, underperforming the Aggressive Allocation Fund Custom Index return of 6.15%, and trailing the Morningstar Aggressive Allocation category average return of 5.78%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The two most negative detractors from relative performance were the fund’s relatively higher quality equity exposure in a continuing market rally and its short duration bond positioning.

Ultra Series Fund  |  June 30, 2014

MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank. The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14
Federal Home Loan Bank	28.5%
Freddie Mac	24.9%
Fannie Mae	20.4%
U.S. Treasury Notes	10.9%
Commercial Paper	10.5%
Cash and Other Net Assets	4.8%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

U.S. Government and Agency Obligations	47.6%
Corporate Notes and Bonds	30.5%
Mortgage Backed Securities	18.3%
Municipal Bonds	1.1%
Asset Backed Securities	0.7%
Short-Term Investments and Other Net Assets and Liabilities	1.8%

PERFORMANCE DESCRIPTION

The Ultra Series Core Bond Fund (Class I) returned 3.69% for the six-month period, in which bonds benefited from a broad decline interest rates. Dropping rates increase the value of existing, higher-yielding bonds. The fund’s benchmark index, the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index advanced 4.17% for the period. The fund held a shorter relative duration than its benchmark, with less exposure to the long-end of the yield curve where gains were most pronounced. The unexpected sharp decline in interest rates provided a higher degree of price appreciation in the index versus the more defensively postured duration exposure in the fund. This price return disadvantage was partially offset by an overweight in high-quality corporate bonds, along with a modest exposure to high-yield names which performed well. We remain comfortable with this positioning as our outlook is for interest rates to shift higher across the yield curve. The shorter maturity/duration is designed to better protect market valuation and to be better positioned to redeploy shorter positions if rates rise as we expect.

Ultra Series Fund  |  June 30, 2014

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Consumer Discretionary†	34.5%
Consumer Staples	3.4%
Energy	15.9%
Financials	2.3%
Health Care	8.8%
Industrials	14.5%
Information Technology	2.4%
Materials	7.2%
Telecommunication Services	5.3%
Utilities	1.5%
Short-Term Investments and Other Net Assets and Liabilities	4.2%

†Consumer Discretionary includes securities in the following industries:
Auto Components; Hotels, Restaurants & Leisure; Household Products; Media; Specialty Retail; and Textiles, Apparel & Luxury Goods.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) was positive for the period with a return of 4.84%. This trailed its benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which advanced 5.64%. The high yield market remained resilient during the first half as investors continued to seek yields above those available in higher rated and shorter bonds. New issue volumes were robust by historical standards at $210 billion through June, although this rate of issuance was 5% below last year’s levels. Default rates remained low within high yield, especially when excluding the long-anticipated Texas Electric Company (TXU) default. Helping to drive market performance was the multi-year trend towards tighter high yield spreads to Treasury bonds. The fund’s underperformance against its benchmark index was due to management’s avoidance of long duration bonds of more than 10.5 years (which benefitted from the Treasury bond rally) and our avoidance of TXU (which rallied despite declaring bankruptcy). Our selection within the health care industry helped make that sector the largest contributor to relative performance while the utility industry (with TXU) was a relative detractor.

Ultra Series Fund  |  June 30, 2014

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the fund’s assets, real estate securities may constitute up to 25% of the fund’s assets, foreign (including emerging market) stocks and bonds may constitute up to 25% of the fund’s assets, and money market instruments may constitute up to 25% of the fund’s assets. Although the fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets. The balance between the two strategies of the fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS

The Ultra Series Diversified Income Fund (Class I) returned 4.77% for the six-month period. The fund’s Custom Blended Index (50% stock, 50% bond) had a return of 5.70%, as the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index had a return of 4.17%, while the S&P 500® Index advanced 7.14%. The equity portion of the portfolio trailed the broader index, hampered by lack of exposure to the market-leading Utilities Sector and a general market preference for more speculative stocks. The bond allocation underperformed its benchmark due to a shorter, more conservative duration stance and a lighter exposure to longer maturity and high yield bonds, which had sharper advances than the overall market.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Common Stocks	56.3%
Corporate Notes and Bonds	16.8%
U.S. Government and Agency Obligations	15.1%
Mortgage Backed-Securities	7.5%
Asset Backed Securities	0.9%
Municipal Bonds	0.3%
Commercial Mortgage Backed Securities	0.2%
Short-Term Investments and Other Net Assets and Liabilities	2.9%

Ultra Series Fund  |  June 30, 2014

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSIONS

The Ultra Series Large Cap Value Fund (Class I) returned 8.34% for the six-month period, outperforming the Russell 1000® Value Index, which advanced 8.28%. Financial and Consumer Discretionary Sector stock selection were strong contributors to performance, led by insurance holdings American International Group, Markel and Travelers Companies. These insurance holdings are each growing book value and trade at low valuations that we believe offer considerable upside. In Consumer Discretionary, pay TV provider DirecTV was particularly strong. It benefited from a strong first quarter earnings report along with the announcement in May that AT&T plans acquire it for a combination of cash and company stock. We sold DirecTV immediately after the acquisition announcement as we believe upside was limited while there was downside risk if the deal does not go through as planned. On the negative side, Information Technology holdings Oracle and Seagate Technology lagged the market, while Health Care pharmaceutical company Pfizer was another notable underperforming stock. Oracle suffered from market worries related to losing market share to cloud competitors and Seagate was held back by concerns about a weak personal computer market, while Pfizer announced its intention to acquire Astra Zeneca which did not receive a positive reaction in the market. As of the end of the period covered by this report, we continued to hold Oracle, Seagate and Pfizer with the view that fundamentals remain solid while valuations remain cheap, limiting expected downside.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

		Russell 1000®
	Fund	Value Index

Consumer Discretionary	7.5%	6.4%
Consumer Staples	4.4%	6.9%
Energy	19.6%	13.9%
Financials†	25.4%	28.5%
Health Care	12.8%	13.1%
Industrials	13.2%	10.4%
Information Technology	9.1%	8.8%
Materials	4.3%	3.4%
Telecommunication Services	1.0%	2.3%
Utilities	–	6.3%
Short-Term Investments and Other Net
Assets and Liabilities	2.7%	–

†Financials includes securities in the following industries: Capital Markets; Commercial Banks; Diversified Financial Services, Insurance; and Real Estate Management & Development

Ultra Series Fund  |  June 30, 2014

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less established companies that may offer more rapid growth potential.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned 5.05% for the six-month period, underperforming the Russell 1000® Growth Index, which advanced 6.31%. During the period the market benefited from a flurry of merger and acquisition (M&A) activity, which was running at the highest level we have seen in several years. In many cases, both the acquirer and the acquired company moved higher on news of an acquisition. The Madison Large-Cap Growth Fund benefited from this surge in M&A activity, with three portfolio holdings targeted during the period. The performance shortfall the portfolio experienced in terms of sector allocation was primarily attributable to holding cash during a rising market. In the Health Care Sector we benefited from the snap back in biotechnology companies as well as the hostile takeover offer for Allergan. We sold Allergan late in the period as we believed the company’s value was fully reflected in the current price. The Information Technology Sector also benefited from M&A activity as Oracle Corporation announced a takeover offer for MICROS Systems. We subsequently sold our position in MICROS as the offer by Oracle was deemed to be of full value. In addition, Apple produced a total return of more than 17% for the period on a better-than-expected earnings report as well as completing a seven-for-one stock split. The other company that rose on news of a takeover was DIRECTV, which entered into a merger agreement with AT&T. Alternatively, we had a few companies that did not perform well during the period, including internet company eBay Inc. The leader in online auctions reported weaker than expected results, slightly reduced forward guidance and also is potentially planning to repatriate several billion dollars from their overseas investments. This added to investors’ uncertainty and led to a drop in the stock price. Retailer TJX Companies also experienced a difficult period after announcing uninspiring earnings results. TJX is a clearly a leader in the off-price apparel and home fashions retail market. Our longer-term view of TJX is favorable and during the period covered by this report, we added to our holdings on the recent weakness.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

		Russell 1000®
	Fund	Growth Index

Consumer Discretionary	21.5%	18.5%
Consumer Staples	6.3%	10.5%
Energy	5.4%	6.2%
Financials	3.0%	5.5%
Health Care	13.5%	12.8%
Industrials	14.6%	12.1%
Information Technology†	27.2%	27.5%
Materials	1.8%	4.3%
Telecommunication Services	1.6%	2.3%
Utilities	–	0.3%
Short-Term Investments and Other Net
Assets and Liabilities	5.1%	–

†Information Technology includes securities in the following industries: Communications Equipment; Computers and Peripherals; Internet Software & Services; IT services; Semiconductors & Semiconductor Equipment; and Software.

Ultra Series Fund  |  June 30, 2014

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

Ultra Series Mid Cap (Class I) rose 3.32%, against the strong returns of the Russell Mid-cap® Index, which was up 8.67%. It was a period in which the Russell Midcap® Value Index was up 11.14%, compared to the Russell Midcap® Growth Index’s 6.51%. With the fund more growth oriented, this was a headwind. The fund is also focused on high-quality companies with strong fundamentals, and low-quality stocks outperformed high-quality stocks for the period. Over the trailing months we have exercised some caution and trimmed some of the more economically sensitive holdings as the risk/reward scenario appeared to be less attractive. We believe patience and unwavering discipline to our process should pay off in the long run. On the positive side, our Information Technology stocks outperformed significantly. Oracle Systems announced a deal to acquire MICROS Systems towards the end of the quarter. We sold MICROS into this news as we believed the stock price provided little upside from current levels. CDW Corporation, a new holding, also contributed positively to results. Consumer Discretionary holdings weighed on performance for the quarter. Three of the fund’s retail stocks – Bed Bath & Beyond, Sally Beauty Holdings and Ross Stores – were responsible for most of the weak performance. Other sectors that weighed on performance during the quarter were Health Care, Industrials and Energy. Perrigo was responsible for most of the Heath Care Sector weakness because its quarterly results disappointed investors. The mid-cap Healthcare Sector has been strong the last several years driven by the biotech industry. Our lack of exposure to biotech, which has a difficult time meeting our investment criteria, has hurt us as compared to the index. Energy stocks rallied significantly during the quarter driven by unrest in Iraq and prospects for greater demand driven by a stronger domestic economy. Our holdings participated, but didn’t keep up with the sector due to our lighter weighting and preference towards service stocks.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

		Russell
	Fund	Midcap® Index

Consumer Discretionary	21.3%	16.8%
Consumer Staples	1.0%	5.5%
Energy	6.2%	6.4%
Financials	23.7%	20.6%
Health Care	13.6%	10.8%
Industrials	18.2%	13.1%
Information Technology	4.0%	13.8%
Materials	3.6%	6.0%
Telecommunication Services	–	0.6%
Utilities	–	6.4%
Short-Term Investments and Other Net
Assets and Liabilities	8.4%	–

Ultra Series Fund  |  June 30, 2014

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies that possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE DISCUSSION

The Ultra Series Small Cap Fund (Class I) returned 1.74% for the six-month period, underperforming the Russell 2000® Index, which advanced 3.19%. Both security selection and sector allocation, which is a residual of the bottom-up stock selection process, detracted from relative returns during the period. Weak selection in the Industrials, Energy and Materials Sectors more than offset strong stock selection within Information Technology and Consumer Discretionary. Our overweight exposure to the Industrials Sector, as well as a frictional cash balance within the fund was also a drag on relative performance. On the positive side, underweight allocations to the weak-performing Consumer Discretionary, Consumer Staples, Telecommunication Services, and Financials Sectors contributed to relative performance. The fund’s most significant detractors from both relative and absolute performance during the period included clothing and accessory retailer for tween girls and women, Ascena Retail Group, non-asset-based international freight forwarder and logistics service provider, UTI Worldwide, and parking company, SP Plus. The fund’s top contributors to relative returns during the period included oil and natural gas exploration company, Diamondback Energy, manufacturer and seller of printers and related products, Zebra Technologies, and leasing provider specializing in transportation equipment, GATX. Our position in Helen of Troy, a developer and distributor of branded consumer products in personal care and housewares, was also among the largest contributors to absolute returns during the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

		Russell 2000®
	Fund	Index

Consumer Discretionary	11.3%	13.2%
Consumer Staples	2.2%	3.1%
Energy	6.5%	6.4%
Financials	21.2%	22.9%
Health Care	12.2%	13.3%
Industrials	18.7%	13.9%
Information Technology	13.4%	17.9%
Materials	7.2%	5.1%
Telecommunication Services	–	0.8%
Utilities	3.6%	3.4%
Short-Term Investments and Other Net
Assets and Liabilities	3.7%	–

Ultra Series Fund  |  June 30, 2014

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Ultra Series International Stock Fund (Class I) outperformed the MSCI EAFE Index (net) during the period. Total return for the six-month period was 5.12%, while the MSCI EAFE Index (net) advanced 4.78%. Energy was a strong performing sector in the marketplace and our portfolio, generating double-digit gains as oil prices rose with Mideast tensions, and integrated oil companies, including Total, laid out more disciplined capital expenditure plans. Relative to the MSCI EAFE Index (net), our stock picking in the Consumer Discretionary Sector added value as all five holdings substantially outpaced their respective sector return, with the world’s leading catering company, Compass PLC, leading the way. On the other side of the equation, disappointing results and slowing growth in emerging markets weighed on the portfolio’s technology and materials companies. On a regional basis, the portfolio’s overweight to Europe and underweight to Japan undermined solid stock selection in both. Additions to the portfolio of Japanese companies Makita and Seven & I paid off as both stocks rebounded following short-term fears regarding the impact of the April consumption tax hike in Japan. Japanese banking giant, MUFG, also rose sharply. In addition, our modest exposure to emerging markets helped the portfolio. It is not surprising that Europe’s moribund economic outlook has prevented investors from flocking to its stock markets. However, that creates opportunity for value investors. Europe typically trades at a discount to the U.S. At period end the discount was at a historically wide margin of 30%. Even adjusting for sector differences between the two markets, the margin remained over 20%. Since companies are competing and generating profits globally we believe their stocks should be evaluated in the same fashion, giving us confidence in our continued emphasis on European domiciled companies.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Europe (excluding United Kingdom)	48.4%
Japan	11.0%
Latin America	4.0%
Pacific Basin	6.9%
United Kingdom	24.9%
Other Countries	2.0%
Short-Term Investments and Other Net Assets and Liabilities	2.8%

Ultra Series Fund  |  June 30, 2014

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Madison Target Retirement 2020 Fund (Class I) returned 4.50% over the first six months of 2014, underperforming both the Target Date 2020 Custom Index return of 5.11% and the Morningstar Target Date 2016-2020 fund category average return of 4.93%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The two most negative detractors from relative performance were the fund’s relatively higher quality equity exposure in a continuing market rally and its short duration bond positioning.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Bond Funds	60.1%
Stock Funds	32.4%
Foreign Stock Funds	6.3%
Money Market Funds and Other Net Assets	1.2%

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Madison Target Retirement 2030 Fund (Class I) returned 5.07% over the first six months of 2014, underperforming both the

Ultra Series Fund  |  June 30, 2014

Target Retirement 2030 Fund (continued)

Target Date 2030 Custom Index return of 5.65% and the Morningstar Target Date 2026-2030 fund category average return of 5.36%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The two most negative detractors from relative performance were the fund’s relatively high quality equity exposure in a continuing market rally and its short duration bond positioning.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Stock Funds	48.1%
Bond Funds	39.4%
Foreign Stock Funds	10.8%
Money Market Funds and Other Net Assets	1.7%

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Madison Target Retirement 2040 Fund (Class I) returned 5.27% over the first six months of 2014, underperforming both the Target Date 2040 Custom Index return of 5.92% and the Morningstar Target Date 2036-2040 fund category average return of 5.63%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of

Ultra Series Fund  |  June 30, 2014

Target Retirement 2040 Fund (continued)

the period to 2.53% at the end. The two most negative detractors from relative performance were the fund’s relatively higher quality equity exposure in a continuing market rally and its short duration bond positioning.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Stock Funds	56.1%
Bond Funds	29.1%
Foreign Stock Funds	13.4%
Money Market Funds and Other Net Assets	1.4%

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Madison Target Retirement 2050 Fund (Class I) returned 5.38% over the first six months of 2014, underperforming both the Target Date 2050 Custom Index return of 6.18% and the Morningstar Target Date 2046-2050 fund category average return of 5.76%. A positive contributor to performance was the fund’s relative overweight to large U.S. stocks within the equity allocation in a period in which large stocks soundly outperformed small-cap issues and U.S. stocks outperformed foreign markets. The broad U.S. stock market (Russell 3000® Index) outperformed the international market (MSCI ACWI ex-USA Index) by approximately 1.5% over the period. Our emphasis on developed markets over emerging markets was a slight negative for the period, but in line with our risk-management discipline. A below-benchmark duration within the fixed income portion of the portfolio was a drag on performance as interest rates dipped, pushing bond valuations up, particularly for more interest-sensitive longer bonds. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The yield on 10-year U.S. Treasury bonds dipped from 3.03% at the beginning of the period to 2.53% at the end. The two most negative detractors from relative performance were the relatively higher quality equity exposure in a continuing market rally and its short duration bond positioning.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/14

Stock Funds	64.0%
Bond Funds	18.7%
Foreign Stock Funds	15.8%
Money Market Funds and Other Net Assets	1.5%

Ultra Series Fund  |  June 30, 2014

BENCHMARK DESCRIPTIONS

ALLOCATION FUND CUSTOM INDEXES*

The Conservative Allocation Fund Custom Index consists of 28% Russell 3000® Index, 7% MSCI ACWI ex-US Index and 65% Barclays US Aggregate Bond Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 48% Russell 3000® Index, 12% MSCI ACWI ex-US Index and 40% Barclays US Aggregate Bond Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 64% Russell 3000® Index, 16% MSCI ACWI ex-US Index and 20% Barclays US Aggregate Bond Index. See market index descriptions below.

HYBRID FUND CUSTOM INDEXES*

The Custom Blended Index consists of 50% S&P 500 Index and 50% of Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index. See market indexes’ descriptions below.

TARGET DATE CUSTOM INDEXES*

The Target Date 2020 Custom index consists of 59% Barclays U.S. Aggregate Bond Index, 33% Russell 3000® Index and 8% MSCI ACWI Ex-USA (Net) Index. See market index descriptions below.

The Target Date 2030 Custom Index consisted of 39% Barclays U.S. Aggregate Bond Index, 49% Russell 3000® Index and 12% MSCI ACWI Ex-USA (Net) Index. See market index descriptions below.

The Target Date 2040 Custom Index consisted of 29% Barclays U.S. Aggregate Bond Index, 57% Russell 3000® Index and 14% MSCI ACWI Ex-USA (Net) Index. See market index descriptions below.

The Target Date 2050 Custom Index consisted of 19% Barclays U.S. Aggregate Bond Index, 65% Russell 3000® Index and 16% MSCI ACWI Ex-USA (Net) Index. See market index descriptions below.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e. rebalanced back to original constituent weight every calendar month-end).

MARKET INDEXES

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. Treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed- securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2050 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2050 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

Ultra Series Fund  |  June 30, 2014

Benchmark Descriptions (concluded)

The MSCI ACWI ex-USA (net) Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000® Index (see definition below).

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index (see definition below.)

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

© 2014 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Past performance is no guarantee of future results.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Ultra Series Fund | June 30, 2014

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.8%

Bond Funds - 58.2%
Franklin Floating Rate Daily Access Fund Advisor Class	1,511,401	$13,889,773
iShares 3-7 Year Treasury Bond ETF	65,916	8,028,569
iShares 7-10 Year Treasury Bond ETF	93,106	9,643,920
Madison Core Bond Fund Class Y (A)	3,608,976	36,883,739
Madison Corporate Bond Fund Class Y (A)	1,330,425	15,339,797
Madison High Income Fund Class Y (A)	267,604	1,835,762
Madison High Quality Bond Fund Class Y (A)	968,614	10,693,501
Metropolitan West Total Return Bond Fund Class I	2,618,984	28,389,783

		124,704,844
Foreign Bond Funds - 5.2%
Templeton Global Bond Fund Advisor Class	843,086	11,221,477

Foreign Stock Funds - 6.2%
Madison International Stock Fund Class Y (A)	159,271	2,245,722
Madison NorthRoad International Fund Class Y (A)	340,459	4,286,382
Vanguard FTSE All-World ex-US ETF	130,262	6,811,400

		13,343,504
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund	2,432,425	2,432,425

Stock Funds - 29.1%
iShares Russell Mid-Cap ETF	82,523	13,414,939
Madison Investors Fund Class Y (A)	348,211	8,559,030
Madison Large Cap Growth Fund Class Y (A)	405,637	9,232,306
Madison Large Cap Value Fund Class Y (A)	1,129,269	21,614,201
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	414,800	6,304,953
Vanguard Value ETF	39,249	3,177,206

		62,302,635

TOTAL INVESTMENTS - 99.8% (Cost $ 194,543,647**)		214,004,885
NET OTHER ASSETS AND LIABILITIES - 0.2%		431,615

TOTAL NET ASSETS - 100.0%		$214,436,500

**	Aggregate cost for Federal tax purposes was $196,635,060.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 98.6%

Bond Funds - 35.7%
Franklin Floating Rate Daily Access Fund
Advisor Class	1,899,875	$17,459,850
iShares 3-7 Year Treasury Bond ETF	64,014	7,796,905
iShares 7-10 Year Treasury Bond ETF	112,878	11,691,903
Madison Core Bond Fund Class Y (A)	3,996,428	40,843,490
Madison Corporate Bond Fund Class Y (A)	481,207	5,548,316
Madison High Income Fund Class Y (A)	507,617	3,482,251
Madison High Quality Bond Fund Class Y (A)	1,078,289	11,904,312
Metropolitan West Total Return Bond Fund Class I	3,773,368	40,903,314

		139,630,341
Foreign Bond Funds - 1.5%
Templeton Global Bond Fund Advisor Class	430,881	5,735,032

Foreign Stock Funds - 10.6%
Madison International Stock Fund Class Y (A)	403,974	5,696,039
Madison NorthRoad International Fund Class Y (A)	1,076,212	13,549,510
Vanguard FTSE All-World ex-U.S. ETF	425,028	22,224,714

		41,470,263
Stock Funds - 50.8%
iShares Core S&P Mid-Cap ETF	150,413	21,521,092
Madison Investors Fund Class Y (A)	1,306,194	32,106,243
Madison Large Cap Growth Fund Class Y (A)	1,536,922	34,980,340
Madison Large Cap Value Fund Class Y (A)	2,617,617	50,101,189
Madison Mid Cap Fund Class Y (A)	1,404,472	13,749,783
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	1,868,379	28,399,361
Vanguard Information Technology ETF	21,053	2,037,720
Vanguard Value ETF	191,532	15,504,516

		198,400,244

TOTAL INVESTMENTS - 98.6% (Cost $ 324,196,291**)		385,235,880
NET OTHER ASSETS AND LIABILITIES - 1.4%		5,640,804

TOTAL NET ASSETS - 100.0%		$390,876,684

**	Aggregate cost for Federal tax purposes was $328,230,367.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.9%

Bond Funds - 15.9%
iShares 7-10 Year Treasury Bond ETF	27,887	$2,888,536
Madison Core Bond Fund Class Y (A)	706,863	7,224,140
Metropolitan West Total Return Bond Fund Class I	1,070,824	11,607,729
PowerShares Senior Loan Portfolio	58,598	1,457,332

		23,177,737
Foreign Stock Funds - 14.3%
Madison International Stock Fund Class Y (A)	206,431	2,910,683
Madison NorthRoad International Fund Class Y (A)	401,435	5,054,072
Vanguard FTSE All-World ex-U.S. ETF	248,455	12,991,712

		20,956,467
Money Market Funds - 3.2%
State Street Institutional U.S. Government Money Market Fund	4,690,458	4,690,458

Stock Funds - 67.5%
iShares Core S&P Mid-Cap ETF	72,034	10,306,625
Madison Investors Fund Class Y (A)	610,680	15,010,504
Madison Large Cap Growth Fund Class Y (A)	734,298	16,712,624
Madison Large Cap Value Fund Class Y (A)	1,165,201	22,301,956
Madison Mid Cap Fund Class Y (A)	728,697	7,133,942
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	1,066,477	16,210,448
Vanguard Information Technology ETF	23,296	2,254,820
Vanguard Value ETF	107,226	8,679,944

		98,610,863

TOTAL INVESTMENTS - 100.9% (Cost $ 119,410,869**)		147,435,525
NET OTHER ASSETS AND LIABILITIES - (0.9%)		(1,282,008)

TOTAL NET ASSETS - 100.0%		$146,153,517

**	Aggregate cost for Federal tax purposes was $121,542,807.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

COMMERCIAL PAPER - 3.3%

Financials - 3.3%
General Electric Capital Corp., (A), 0.101%, 9/9/14	$900,000	$899,825

Total Commercial Paper (Cost $ 899,825)		899,825
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 84.7%

Fannie Mae - 20.4%
0.042%, 7/2/14 (A)	1,100,000	1,099,998
0.061%, 7/3/14 (A)	500,000	499,998
0.041%, 7/14/14 (A)	850,000	849,988
0.061%, 7/29/14 (A)	1,000,000	999,953
0.875%, 8/28/14	200,000	200,249
0.091%, 9/8/14 (A)	200,000	199,966
0.076%, 9/22/14 (A)	275,000	274,952
0.086%, 10/2/14 (A)	1,300,000	1,299,715
0.100%, 10/14/14 (A)	200,000	199,948

		5,624,767
Federal Home Loan Bank - 28.5%
0.090%, 7/8/14	550,000	550,001
0.065%, 7/16/14 (A)	1,600,000	1,599,957
0.056%, 7/21/14 (A)	1,000,000	999,969
0.016%, 7/23/14 (A)	400,000	399,984
0.081%, 7/25/14 (A)	200,000	199,989
0.066%, 7/30/14 (A)	620,000	619,968
0.071%, 8/8/14 (A)	900,000	899,934
0.091%, 9/10/14 (A)	1,900,000	1,899,663
0.101%, 9/26/14 (A)	700,000	699,831

		7,869,296
Freddie Mac - 24.9%
0.071%, 7/7/14 (A)	200,000	199,998
0.071%, 7/11/14 (A)	200,000	199,996
5.000%, 7/15/14	2,054,000	2,057,895
0.061%, 7/28/14 (A)	250,000	249,989
3.000%, 7/28/14	500,000	501,081
1.000%, 7/30/14	900,000	900,675
0.061%, 8/13/14 (A)	250,000	249,982
1.000%, 8/20/14	2,000,000	2,002,551
0.071%, 8/25/14 (A)	500,000	499,946

		6,862,113
U.S. Treasury Notes - 10.9%
4.250%, 8/15/14	1,250,000	1,256,535
0.250%, 9/30/14	1,750,000	1,751,020

		3,007,555

Total U.S. Government and Agency Obligations (Cost $ 23,363,731)		23,363,731
SHORT-TERM INVESTMENTS - 7.2%
Financials - 1.5%
Berkshire Hathaway Finance Corp., 5.1%,
7/15/14	402,000	402,749

Information Technology - 5.7%
Oracle Corp., 3.75%, 7/8/14	1,569,000	1,570,062

Total Short-Term Investments
(Cost $ 1,972,811)		1,972,811
	Shares

INVESTMENT COMPANIES - 4.4%
State Street Institutional U.S. Government Money Market Fund	1,208,964	1,208,964

Total Investment Companies (Cost $ 1,208,964)		1,208,964

TOTAL INVESTMENTS - 99.6% (Cost $ 27,445,331**)		27,445,331
NET OTHER ASSETS AND LIABILITIES - 0.4%		118,602

TOTAL NET ASSETS - 100.0%		$27,563,933

**	Aggregate cost for Federal tax purposes was $27,445,331.
(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 0.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A) (B), 8.55%, 9/21/30	$652,045	$659,507
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	776,731
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	175,000	175,383
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	425,000	425,765

Total Asset Backed Securities (Cost $2,045,759)		2,037,386

CORPORATE NOTES AND BONDS - 30.5%

Consumer Discretionary - 3.8%
AARP, Inc. (C) (D), 7.5%, 5/1/31	2,000,000	2,725,752
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,054,449
AutoZone Inc., 1.3%, 1/13/17	1,500,000	1,503,664
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,166,676
DR Horton Inc., 3.75%, 3/1/19	475,000	477,375
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	2,000,000	2,503,240
First Data Corp. (C) (D), 7.375%, 6/15/19	500,000	536,875
GLP Capital L.P./GLP Financing II Inc. (C) (D), 4.875%, 11/1/20	253,000	260,590
Intelsat Jackson Holding SA (E), 5.5%, 8/1/23	450,000	447,750
Sirius XM Radio Inc. (C) (D), 6%, 7/15/24	350,000	364,000
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	515,000

		11,555,371
Energy - 4.1%
Access Midstream Partners L.P./ACMP Finance
Corp., 4.875%, 5/15/23	450,000	474,188
Denbury Resources Inc., 6.375%, 8/15/21	1,000,000	1,072,500
Energy Transfer Partners L.P., 4.15%, 10/1/20	1,500,000	1,585,836
Hess Corp., 7.875%, 10/1/29	960,000	1,322,864
Plains Exploration & Production Co., 6.75%, 2/1/22	1,250,000	1,420,312
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	433,500
Transocean Inc. (E), 7.5%, 4/15/31	2,000,000	2,419,672
Valero Energy Corp., 7.5%, 4/15/32	2,000,000	2,655,296
	950,000	959,406

Williams Cos. Inc/The, 4.55%, 6/24/24		12,343,574
Financials - 5.5%
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust (C) (D) (E), 3.75%, 5/15/19	400,000	403,000
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,551,936
Air Lease Corp., 3.875%, 4/1/21	500,000	510,000
American Express Credit Corp., MTN, 2.375%, 3/24/17	1,080,000	1,116,517
Apollo Management Holdings L.P. (C) (D), 4%, 5/30/24	750,000	754,804
CBL & Associates L.P., 5.25%, 12/1/23	500,000	533,084
Fifth Third Bancorp, 2.3%, 3/1/19	900,000	904,692
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,000,000	2,110,202
Glencore Funding LLC (C) (D), 3.125%, 4/29/19	525,000	535,395
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,500,000	1,520,388
HCP Inc., MTN, 6.7%, 1/30/18	1,000,000	1,166,016
Health Care REIT Inc., 4.5%, 1/15/24	1,000,000	1,053,668
Hospitality Properties Trust, 4.65%, 3/15/24	1,000,000	1,047,901
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.875%, 3/15/19	250,000	257,500
Lehman Brothers Holdings Inc.* (F), 5.75%, 1/3/17	3,135,000	314
Liberty Mutual Group Inc. (C) (D), 4.25%, 6/15/23	1,000,000	1,036,467
Senior Housing Properties Trust, 3.25%, 5/1/19	500,000	506,388
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,182,334
UBS AG/Stamford CT (E), 5.75%, 4/25/18	366,000	419,634

		16,610,240
Health Care - 3.3%
Eli Lilly & Co., 6.57%, 1/1/16	1,000,000	1,087,364
Forest Laboratories Inc. (C) (D), 5%, 12/15/21	250,000	273,965
Genentech Inc., 5.25%, 7/15/35	1,740,000	2,006,855
HCA Inc., 5.875%, 3/15/22	275,000	298,031
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,000,000	2,427,016
Quest Diagnostics Inc., 5.45%, 11/1/15	2,000,000	2,118,842
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	500,000	505,088
Wyeth LLC, 6.5%, 2/1/34	1,000,000	1,308,097

		10,025,258
Industrials - 5.4%
ADT Corp./The, 4.125%, 4/15/19	475,000	477,969
B/E Aerospace Inc., 5.25%, 4/1/22	450,000	489,938
Boeing Co./The, 8.625%, 11/15/31	760,000	1,154,340
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,873,934
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,000,000	2,511,416
Crane Co., 2.75%, 12/15/18	500,000	511,394
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,635,113
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,441,164
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,913,446
Northrop Grumman Corp., 1.75%, 6/1/18	1,500,000	1,492,686
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,896,567

		16,397,967

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS (continued)

Information Technology - 2.0%
Apple Inc., 2.4%, 5/3/23	$2,000,000	$1,889,378
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,046,773
EMC Corp./MA, 2.65%, 6/1/20	2,000,000	2,016,366
Thomson Reuters Corp. (E), 4.3%, 11/23/23	650,000	681,411
Xilinx Inc., 3%, 3/15/21	450,000	454,188

		6,088,116
Materials - 1.4%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,954,732
Weyerhaeuser Co., 7.375%, 3/15/32	1,000,000	1,351,169

		4,305,901
Telecommunication Services - 1.6% Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/22	2,000,000	2,906,994
Verizon Communications Inc., 3.45%, 3/15/21	1,000,000	1,033,404
Verizon Communications Inc., 5.15%, 9/15/23	626,000	700,552

		4,640,950
Utilities - 3.4%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	1,000,000	1,247,320
Interstate Power & Light Co., 6.25%, 7/15/39	2,925,000	3,783,593
Sierra Pacific Power Co., Series M, 6%, 5/15/16	1,250,000	1,371,477
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	1,165,000	1,287,965
Wisconsin Electric Power Co., 6.5%, 6/1/28	2,000,000	2,537,784

		10,228,139

Total Corporate Notes and Bonds (Cost $86,537,838)		92,195,516

LONG TERM MUNICIPAL BONDS - 1.1%
General - 1.1%
Jacksonville FL Sales Tax Revenue, Series A,
5%, 10/1/29	1,000,000	1,117,190
King County WA Sewer Revenue, (AGM),
5%, 1/1/36	1,100,000	1,182,412
Tulsa OK Public Facility Authority Revenue,
6.6%, 11/15/29	1,000,000	1,129,480

		3,429,082

Total Long Term Municipal Bonds (Cost $3,336,596)		3,429,082

MORTGAGE BACKED SECURITIES - 18.3%
Fannie Mae - 11.8%
4%, 4/1/15 Pool # 255719	72,231	76,670
5.5%, 4/1/16 Pool # 745444	246,079	261,348
6%, 5/1/16 Pool # 582558	15,716	16,144
5.5%, 9/1/17 Pool # 657335	52,949	56,235
5.5%, 2/1/18 Pool # 673194	169,328	179,867
5%, 5/1/20 Pool # 813965	691,771	747,039
4.5%, 9/1/20 Pool # 835465	501,712	532,884
6%, 5/1/21 Pool # 253847	97,870	110,598
7%, 12/1/29 Pool # 762813	85,895	94,882
7%, 11/1/31 Pool # 607515	51,183	58,126
6.5%, 3/1/32 Pool # 631377	95,724	108,098
7%, 5/1/32 Pool # 644591	22,795	25,531
6.5%, 6/1/32 Pool # 545691	677,832	769,698
5.5%, 4/1/33 Pool # 690206	774,988	869,112
5%, 10/1/33 Pool # 254903	1,143,308	1,276,382
5.5%, 11/1/33 Pool # 555880	927,174	1,042,580
5%, 6/1/34 Pool # 778891	287,385	320,418
7%, 7/1/34 Pool # 792636	40,981	42,932
5.5%, 8/1/34 Pool # 793647	171,337	192,680
5.5%, 3/1/35 Pool # 810075	509,762	572,862
5%, 8/1/35 Pool # 829670	928,144	1,032,525
5%, 9/1/35 Pool # 820347	1,176,007	1,332,639
5%, 9/1/35 Pool # 835699	1,107,277	1,254,488
5%, 10/1/35 Pool # 797669	1,341,969	1,508,674
5.5%, 10/1/35 Pool # 836912	31,339	35,062
5%, 11/1/35 Pool # 844809	446,621	496,647
5%, 12/1/35 Pool # 850561	506,953	563,793
5.5%, 10/1/36 Pool # 896340	179,028	200,294
5.5%, 10/1/36 Pool # 901723	1,207,655	1,351,644
6.5%, 10/1/36 Pool # 894118	544,117	613,516
6%, 11/1/36 Pool # 902510	1,157,026	1,318,923
5.5%, 5/1/37 Pool # 928292	674,896	762,128
6%, 10/1/37 Pool # 947563	1,086,682	1,239,256
6.5%, 8/1/38 Pool # 987711	1,503,124	1,694,837
5.5%, 4/1/40 Pool # AD0926	2,657,764	2,973,471
4.5%, 8/1/40 Pool # AD8243	782,047	847,779
4%, 1/1/41 Pool # AB2080	2,732,277	2,904,081
4%, 9/1/41 Pool # AJ1406	2,863,450	3,044,761
3.5%, 6/1/42 Pool # AO4136	3,056,138	3,150,831
3.5%, 9/1/42 Pool # AB6228	1,940,517	2,000,643

		35,680,078
Freddie Mac - 6.4%
5%, 5/1/18 Pool # E96322	372,229	395,121
3%, 8/1/27 Pool # J19899	2,622,194	2,721,284
8%, 6/1/30 Pool # C01005	30,275	33,686
7%, 3/1/31 Pool # C48129	116,171	125,076
5%, 7/1/33 Pool # A11325	801,574	903,408
6%, 10/1/34 Pool # A28439	266,309	299,243
5.5%, 11/1/34 Pool # A28282	1,791,509	2,029,634
5%, 4/1/35 Pool # A32314	245,410	272,643
5%, 4/1/35 Pool # A32315	402,344	452,675
5%, 4/1/35 Pool # A32316	558,009	629,668
5%, 4/1/35 Pool # A32509	190,651	211,809

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES (continued)
Freddie Mac (continued)
5%, 1/1/37 Pool # A56371	$894,076	$989,428
4%, 10/1/41 Pool # Q04092	1,370,392	1,453,919
3%, 9/1/42 Pool # C04233	3,242,898	3,202,756
3%, 4/1/43 Pool # V80025	2,816,750	2,781,883
3%, 4/1/43 Pool # V80026	2,847,385	2,812,139

		19,314,372
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	8,167	8,258
6.5%, 2/20/29 Pool # 2714	99,343	115,800
6.5%, 4/20/31 Pool # 3068	71,036	81,740

		205,798

Total Mortgage Backed Securities (Cost $52,414,907)		55,200,248

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.6%
Fannie Mae - 1.3%
4.625%, 10/15/14	3,905,000	3,955,464

Federal Farm Credit Bank - 1.5%
5.875%, 10/3/16	4,000,000	4,466,412

Federal Home Loan Bank - 0.2%
1.550%, 6/28/27 (B)	600,000	595,988

U.S. Treasury Bonds - 4.7%
6.625%, 2/15/27	6,600,000	9,359,625
4.500%, 5/15/38	4,000,000	4,863,752

		14,223,377

U.S. Treasury Notes - 39.9%
4.250%, 8/15/14	5,500,000	5,528,358
2.375%, 9/30/14	3,600,000	3,620,531
2.625%, 12/31/14	26,000,000	26,328,042
2.500%, 3/31/15	1,750,000	1,781,514
4.250%, 8/15/15	8,900,000	9,307,798
3.250%, 12/31/16	8,000,000	8,512,496
3.125%, 1/31/17	4,000,000	4,248,752
2.375%, 7/31/17	5,250,000	5,480,507
0.750%, 10/31/17	8,000,000	7,922,496
4.250%, 11/15/17	9,100,000	10,066,875
2.750%, 2/15/19	8,250,000	8,705,680
3.375%, 11/15/19	13,000,000	14,125,306
2.625%, 11/15/20	6,500,000	6,751,875
2.000%, 11/15/21	7,500,000	7,406,250
2.750%, 11/15/23	1,000,000	1,024,922

		120,811,402

Total U.S. Government and Agency Obligations (Cost $137,754,396)		144,052,643
	Shares

SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government
Money Market Fund	3,776,821	3,776,821

Total Short-Term Investments (Cost $3,776,821)		3,776,821

TOTAL INVESTMENTS - 99.4% (Cost $285,866,317**)		300,691,696
NET OTHER ASSETS AND LIABILITIES - 0.6%		1,954,976

TOTAL NET ASSETS - 100.0%		$302,646,672

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $285,866,317.
(A)	Floating rate or variable rate note. Rate shown is as of June 30, 2014.
(B)	Stepped rate security. Rate shown is as of June 30, 2014.
(C)	Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(F)	In default. Issuer is bankrupt.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 95.8%

Consumer Discretionary - 34.5%

Auto Components - 4.6%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$300,000	$321,000
Dana Holding Corp., 6.5%, 2/15/19	350,000	368,812
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	555,000
LKQ Corp., 4.75%, 5/15/23	450,000	443,700
Tenneco Inc., 6.875%, 12/15/20	525,000	571,594

		2,260,106
Hotels, Restaurants & Leisure - 4.4%
Boyd Gaming Corp., 9.125%, 12/1/18	300,000	319,125
Felcor Lodging L.P., 6.75%, 6/1/19	450,000	478,688
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	303,375
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	214,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	327,000
Pinnacle Entertainment Inc., 7.5%, 4/15/21	200,000	215,500
Scientific Games International Inc., 6.25%, 9/1/20	300,000	295,500

		2,153,188
Household Products - 1.9%
ACCO Brands Corp., 6.75%, 4/30/20	400,000	419,000
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	518,750

		937,750
Media - 18.2%
AMC Networks Inc., 4.75%, 12/15/22	400,000	400,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	282,500
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	101,875
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	516,250
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	798,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	212,500
CSC Holdings LLC (A), 5.25%, 6/1/24	250,000	245,937
Cumulus Media Holdings Inc., 7.75%, 5/1/19	400,000	421,500
DISH DBS Corp., 5.125%, 5/1/20	500,000	525,625
Gray Television Inc., 7.5%, 10/1/20	400,000	431,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19	500,000	557,500
Lamar Media Corp., 5.875%, 2/1/22	500,000	535,625
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	422,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	500,000	503,750
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	261,250
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	264,375
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	239,375
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	500,000	515,625
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	500,025
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	382,375
ViaSat Inc., 6.875%, 6/15/20	300,000	323,250
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	400,000

		8,841,087
Specialty Retail - 3.7%
Chinos Intermediate Holdings A Inc., PIK (A), 7.75%, 5/1/19	400,000	401,000
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	615,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	263,125
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	532,500

		1,811,625
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	270,313
Levi Strauss & Co., 7.625%, 5/15/20	500,000	538,125

		808,438

		16,812,194
Consumer Staples - 3.4%
Alphabet Holding Co. Inc., PIK, 7.75%, 11/1/17	600,000	619,500
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	506,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	500,000	511,250

		1,637,000
Energy - 15.9%
AmeriGas Finance LLC / AmeriGas Finance
Corp., 7%, 5/20/22	250,000	276,875
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	533,750
Baytex Energy Corp. (A) (B), 5.625%, 6/1/24	500,000	501,875
Berry Petroleum Co. LLC, 6.375%, 9/15/22	250,000	266,250
CGG SA (B), 6.5%, 6/1/21	300,000	297,750
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	548,750
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	348,000
Endeavor Energy Resources L.P. / EER Finance Inc. (A) (C), 7%, 8/15/21	400,000	427,000
Exterran Holdings Inc., 7.25%, 12/1/18	500,000	527,500
Ferrellgas L.P. / Ferrellgas Finance Corp. (A), 6.75%, 1/15/22	400,000	418,000
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	414,000
Key Energy Services Inc., 6.75%, 3/1/21	500,000	520,000
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	315,000

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS (continued)

Energy (continued)
QEP Resources Inc., 5.375%, 10/1/22	$150,000	$154,500
QEP Resources Inc., 5.25%, 5/1/23	500,000	511,250
Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	271,562
Rice Energy Inc. (A), 6.25%, 5/1/22	500,000	512,500
Rose Rock Midstream L.P. / Rose Rock Finance Corp. (A), 5.625%, 7/15/22	400,000	405,000
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	246,863
Unit Corp., 6.625%, 5/15/21	250,000	266,875

		7,763,300
Financials - 2.3%
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	450,000	451,125
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	265,050
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	388,500

		1,104,675
Health Care - 8.8%
Acadia Healthcare Co. Inc. (A), 5.125%, 7/1/22	500,000	501,250
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	284,355
Biomet Inc., 6.5%, 10/1/20	400,000	427,000
CHS/Community Health Systems Inc. (A), 6.875%, 2/1/22	500,000	530,000
Endo Finance LLC & Endo Finco Inc. (A), 7%, 7/15/19	100,000	106,875
Endo Finance LLC & Endo Finco Inc. (A), 7%, 12/15/20	500,000	535,000
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	218,000
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	259,375
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	291,750
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	400,000	419,000
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	215,000
Tenet Healthcare Corp., 8%, 8/1/20	350,000	379,313
Tenet Healthcare Corp., 6%, 10/1/20	100,000	108,500

		4,275,418
Industrials - 14.5%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	546,250
Belden Inc. (A), 5.5%, 9/1/22	500,000	517,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	360,500
Clean Harbors Inc., 5.125%, 6/1/21	150,000	153,281
Covanta Holding Corp., 5.875%, 3/1/24	500,000	516,875
FTI Consulting Inc., 6%, 11/15/22	500,000	514,375
Gardner Denver Inc. (A), 6.875%, 8/15/21	250,000	262,500
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	450,000	450,000
Gates Investments LLC / Gates Investments Inc., 9%, 10/1/18	127,000	135,230
Griffon Corp., 5.25%, 3/1/22	500,000	496,875
Iron Mountain Inc., 6%, 8/15/23	200,000	216,250
Iron Mountain Inc., 5.75%, 8/15/24	150,000	154,500
Kratos Defense & Security Solutions Inc. (A), 7%, 5/15/19	400,000	416,000
Nortek Inc., 8.5%, 4/15/21	250,000	276,250
Ply Gem Industries Inc. (A), 6.5%, 2/1/22	350,000	338,625
RR Donnelley & Sons Co., 7.875%, 3/15/21	200,000	230,000
TransDigm Inc., 5.5%, 10/15/20	200,000	203,280
TransDigm Inc. (A), 6.5%, 7/15/24	300,000	312,375
United Rentals North America Inc., 8.25%, 2/1/21	175,000	194,687
United Rentals North America Inc., 7.625%, 4/15/22	250,000	280,625
West Corp., 7.875%, 1/15/19	199,000	211,189
West Corp. (A), 5.375%, 7/15/22	250,000	247,500

		7,034,667
Information Technology - 2.4%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	50,000	52,250
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	426,000
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	266,875
Syniverse Holdings Inc., 9.125%, 1/15/19	400,000	428,500

		1,173,625
Materials - 7.2%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	322,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	330,750
Berry Plastics Corp., 5.5%, 5/15/22	500,000	502,812
Boise Cascade Co. (C), 6.375%, 11/1/20	600,000	645,000
Huntsman International LLC, 4.875%, 11/15/20	400,000	414,000
Polymer Group Inc., 7.75%, 2/1/19	500,000	531,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	264,688
Tronox Finance LLC, 6.375%, 8/15/20	500,000	516,250

		3,527,250

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS (continued)

Telecommunication Services - 5.3%
CenturyLink Inc., 5.625%, 4/1/20	$200,000	$211,000
CenturyLink Inc., 5.8%, 3/15/22	250,000	260,312
Level 3 Financing Inc., 8.125%, 7/1/19	600,000	654,750
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	318,000
Sprint Communications Inc., 7%, 8/15/20	325,000	359,531
T-Mobile USA Inc., 6.633%, 4/28/21	500,000	541,250
Windstream Corp., 6.375%, 8/1/23	250,000	253,438

		2,598,281
Utilities - 1.5%
Calpine Corp. (A), 6%, 1/15/22	500,000	538,750
NRG Energy Inc. (A), 6.25%, 5/1/24	200,000	209,000

		747,750

Total Corporate Notes and Bonds (Cost $44,760,106)		46,674,160

	Shares

SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund	2,562,433	2,562,433

Total Short-Term Investments (Cost $2,562,433)		2,562,433

TOTAL INVESTMENTS - 101.1% (Cost $47,322,539**)		49,236,593
NET OTHER ASSETS AND LIABILITIES - (1.1%)		(538,745)

TOTAL NET ASSETS - 100.0%		$48,697,848

**	Aggregate cost for Federal tax purposes was $47,322,539.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.3% of total net assets.
(C)	Illiquid security (See Note 2).
MTN	Medium Term Note
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 56.3%
Consumer Discretionary - 4.1%
McDonald’s Corp.	83,000	$8,361,420
Omnicom Group Inc.	33,000	2,350,260
Time Warner Inc.	86,500	6,076,637

		16,788,317
Consumer Staples - 7.3%
Coca-Cola Co./The	71,000	3,007,560
Diageo PLC, ADR	31,000	3,945,370
Nestle S.A., ADR	78,000	6,058,260
PepsiCo Inc.	80,500	7,191,870
Procter & Gamble Co./The	91,000	7,151,690
Wal-Mart Stores Inc.	33,000	2,477,310

		29,832,060
Energy - 8.4%
Chevron Corp.	74,500	9,725,975
ConocoPhillips	53,000	4,543,690
Ensco PLC, Class A	46,000	2,556,220
Exxon Mobil Corp.	81,000	8,155,080
National Oilwell Varco Inc.	29,000	2,388,150
Occidental Petroleum Corp.	37,000	3,797,310
Schlumberger Ltd.	26,000	3,066,700

		34,233,125
Financials - 10.8%
Bank of New York Mellon Corp./The	85,500	3,204,540
BB&T Corp.	96,500	3,804,995
M&T Bank Corp.	27,000	3,349,350
MetLife Inc.	69,000	3,833,640
Northern Trust Corp.	47,500	3,049,975
PartnerRe Ltd.	41,000	4,477,610
Travelers Cos. Inc./The	96,000	9,030,720
US Bancorp	148,000	6,411,360
Wells Fargo & Co.	133,000	6,990,480

		44,152,670
Health Care - 9.2%
Amgen Inc.	22,000	2,604,140
Baxter International Inc.	54,000	3,904,200
Johnson & Johnson	81,000	8,474,220
Medtronic Inc.	98,000	6,248,480
Merck & Co. Inc.	102,000	5,900,700
Novartis AG, ADR	30,000	2,715,900
Pfizer Inc.	263,000	7,805,840

		37,653,480
Industrials - 6.3%
3M Co.	25,000	3,581,000
Boeing Co./The	30,500	3,880,515
Deere & Co.	28,000	2,535,400
United Parcel Service Inc., Class B	62,000	6,364,920
United Technologies Corp.	58,000	6,696,100
Waste Management Inc.	58,000	2,594,340

		25,652,275
Information Technology - 8.4%
Accenture PLC, Class A	61,500	4,971,660
Automatic Data Processing Inc.	47,000	3,726,160
Intel Corp.	99,000	3,059,100
Linear Technology Corp.	68,500	3,224,295
Microchip Technology Inc.	63,500	3,099,435
Microsoft Corp.	174,000	7,255,800
Oracle Corp.	67,000	2,715,510
QUALCOMM Inc.	81,000	6,415,200

		34,467,160

Materials - 0.6%
Praxair Inc.	20,000	2,656,800

Telecommunication Service - 1.2%
Verizon Communications Inc.	98,000	4,795,140

Total Common Stocks (Cost $154,795,081)		230,231,027

	Par Value

ASSET BACKED SECURITIES - 0.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A) (B), 8.55%, 9/21/30	$599,648	606,511
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	400,000	399,793
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	500,000	501,117
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	200,000	200,438
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	725,000	726,773
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/16	250,000	250,822
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	500,000	502,656
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	250,000	250,450
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (C) (D), 0.82%, 4/16/18	250,000	250,215

Total Asset Backed Securities (Cost $3,694,801)		3,688,775

See accompanying Notes to Financial Statements.

29

Ultra Series Fund | June 30, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 16.8%

Consumer Discretionary - 2.3%
AARP, Inc. (C) (D), 7.5%, 5/1/31	$2,000,000	$2,725,752
DR Horton Inc., 5.25%, 2/15/15	515,000	527,051
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	1,850,000	2,315,497
First Data Corp. (C) (D), 7.375%, 6/15/19	450,000	483,187
GLP Capital L.P./GLP Financing II Inc. (C) (D), 4.875%, 11/1/20	450,000	463,500
Royal Caribbean Cruises Ltd. (E), 7.25%, 6/15/16	1,600,000	1,764,000
Time Warner Inc., 4.75%, 3/29/21	1,000,000	1,108,846

		9,387,833

Consumer Staples - 0.6%
Mondelez International Inc., 6.5%, 11/1/31	2,025,000	2,519,851

Energy - 2.1%
Access Midstream Partners L.P./ACMP Finance Corp., 4.875%, 5/15/23	750,000	790,313
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,788,456
Denbury Resources Inc., 6.375%, 8/15/21	750,000	804,375
Energy Transfer Partners L.P., 4.15%, 10/1/20	600,000	634,334
Hess Corp., 7.875%, 10/1/29	1,150,000	1,584,681
Plains Exploration & Production Co., 6.75%, 2/1/22	500,000	568,125
Transocean Inc. (E), 6%, 3/15/18	750,000	847,147
Transocean Inc. (E), 7.5%, 4/15/31	1,030,000	1,246,131
Williams Cos. Inc/The, 4.55%, 6/24/24	450,000	454,455

		8,718,017
Financials - 1.5%
American Express Credit Corp., MTN, 2.375%, 3/24/17	450,000	465,215
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	975,000	988,252
HCP Inc., MTN, 6.7%, 1/30/18	1,450,000	1,690,723
Health Care REIT Inc., 4.5%, 1/15/24	725,000	763,909
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,201,588
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Series WI, 4.875%, 3/15/19	420,000	432,600
Lehman Brothers Holdings Inc.* (F), 5.75%, 1/3/17	1,735,000	174
Simon Property Group L.P., 5.875%, 3/1/17	530,000	591,167

		6,133,628
Health Care - 3.4%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,198,514
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,454,289
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,304,837
Genentech Inc., 5.25%, 7/15/35	740,000	853,490
HCA Inc., 5.875%, 3/15/22	450,000	487,687
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,320,000	1,601,831
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,589,131
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	980,982
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,438,907

		13,909,668
Industrials - 2.1%
B/E Aerospace Inc., 5.25%, 4/1/22	750,000	816,563
Boeing Co./The, 8.625%, 11/15/31	350,000	531,604
Boeing Co./The, 6.875%, 10/15/43	620,000	841,912
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,714,041
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	879,578
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,087,693
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,435,084
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,351,340

		8,657,815
Information Technology - 0.9%
Apple Inc., 2.4%, 5/3/23	500,000	472,345
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,037,509
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,472,146
Thomson Reuters Corp. (E), 4.3%, 11/23/23	600,000	628,994

		3,610,994
Materials - 0.5%
Ball Corp., 4%, 11/15/23	250,000	238,125
Rio Tinto Finance USA PLC (E), 2.25%, 12/14/18	400,000	407,744
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,346,044

		1,991,913
Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,587,225
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,410,057

		3,997,282
Utilities - 2.4%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	1,555,000	1,939,583
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,765,677
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,189,216
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	520,064
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	923,133
Westar Energy Inc., 6%, 7/1/14	2,400,000	2,400,000

		9,737,673

Total Corporate Notes and Bonds (Cost $63,098,212)		68,664,674

See accompanying Notes to Financial Statements.

30

Ultra Series Fund | June 30, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (A), 5.23%, 9/15/42	$764,199	$790,246

Total Commercial Mortgage-Backed Securities (Cost $796,485)		790,246
LONG TERM MUNICIPAL BONDS - 0.3%
General - 0.3%
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	950,000	1,061,330

Total Long Term Municipal Bonds (Cost $979,730)		1,061,330
MORTGAGE BACKED SECURITIES - 7.5%
Fannie Mae - 5.3%
4%, 4/1/15 Pool # 255719	33,911	35,995
5.5%, 4/1/16 Pool # 745444	95,099	101,000
6%, 5/1/16 Pool # 582558	28,813	29,596
5%, 12/1/17 Pool # 672243	252,614	267,987
4.5%, 9/1/20 Pool # 835465	308,429	327,592
6%, 5/1/21 Pool # 253847	83,262	94,090
3%, 11/1/26 Pool # AB3902	1,374,403	1,429,434
3%, 5/1/27 Pool # AL1715	994,264	1,034,075
7%, 12/1/29 Pool # 762813	40,225	44,434
7%, 11/1/31 Pool # 607515	51,183	58,126
7%, 5/1/32 Pool # 644591	12,532	14,036
5.5%, 10/1/33 Pool # 254904	330,955	372,265
5.5%, 11/1/33 Pool # 555880	927,174	1,042,580
5%, 5/1/34 Pool # 780890	1,246,288	1,387,008
7%, 7/1/34 Pool # 792636	19,615	20,549
5.5%, 8/1/34 Pool # 793647	165,529	186,149
5%, 9/1/35 Pool # 835699	463,493	525,114
5%, 9/1/35 Pool # 820347	480,640	544,656
5%, 10/1/35 Pool # 797669	420,376	472,597
5.5%, 10/1/35 Pool # 836912	68,483	76,618
5%, 12/1/35 Pool # 850561	212,072	235,850
5.5%, 12/1/35 Pool # 844583	735,736	825,677
5.5%, 9/1/36 Pool # 831820	819,928	923,867
6%, 9/1/36 Pool # 831741	616,536	693,764
5.5%, 10/1/36 Pool # 896340	80,550	90,118
5.5%, 10/1/36 Pool # 901723	452,871	506,866
5.5%, 12/1/36 Pool # 903059	691,391	785,355
5.5%, 4/1/40 Pool # AD0926	1,839,991	2,058,557
4%, 1/1/41 Pool # AB2080	1,214,345	1,290,703
4%, 9/1/41 Pool # AJ1406	1,272,645	1,353,227
4%, 10/1/41 Pool # AJ4046	1,095,177	1,165,345
3.5%, 6/1/42 Pool # AO4136	1,146,052	1,181,562
3%, 2/1/43 Pool # AB8486	1,401,570	1,386,221
3%, 2/1/43 Pool # AL3072	1,145,592	1,135,136

		21,696,149

Freddie Mac - 2.2%
3%, 8/1/27 Pool # J19899	1,164,036	1,208,024
8%, 6/1/30 Pool # C01005	24,220	26,949
6.5%, 1/1/32 Pool # C62333	106,585	120,104
5%, 7/1/33 Pool # A11325	801,574	903,408
6%, 10/1/34 Pool # A28439	123,505	138,779
5%, 4/1/35 Pool # A32315	179,664	202,139
5%, 4/1/35 Pool # A32316	191,815	216,447
5%, 4/1/35 Pool # A32314	132,709	147,436
5%, 4/1/35 Pool # A32509	126,620	140,672
5%, 1/1/37 Pool # A56371	447,038	494,714
4%, 10/1/41 Pool # Q04092	1,370,392	1,453,919
3%, 9/1/42 Pool # C04233	1,667,776	1,647,132
3%, 4/1/43 Pool # V80026	1,138,954	1,124,856
3%, 4/1/43 Pool # V80025	1,126,700	1,112,753

		8,937,332
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	58,500	67,315

Total Mortgage Backed Securities (Cost $29,426,957)		30,700,796

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.1%
U.S. Treasury Bond - 0.8%
6.625%, 2/15/27	2,270,000	3,219,144

U.S. Treasury Notes - 14.3%
4.250%, 8/15/14	4,965,000	4,990,600
2.375%, 9/30/14	1,400,000	1,407,984
0.500%, 10/15/14	5,000,000	5,006,250
2.500%, 3/31/15	795,000	809,316
2.500%, 4/30/15	3,750,000	3,824,854
4.500%, 2/15/16	5,550,000	5,927,011
3.250%, 12/31/16	2,500,000	2,660,155
3.125%, 1/31/17	2,000,000	2,124,376
0.500%, 7/31/17	4,000,000	3,947,188
2.375%, 7/31/17	2,000,000	2,087,812
4.250%, 11/15/17	10,600,000	11,726,250
2.750%, 2/15/19	1,300,000	1,371,804
3.125%, 5/15/19	2,000,000	2,144,844
3.375%, 11/15/19	1,000,000	1,086,562
2.625%, 11/15/20	7,400,000	7,686,750
1.750%, 5/15/22	1,750,000	1,684,512

		58,486,268

Total U.S. Government and Agency Obligations (Cost $59,840,817)		61,705,412

See accompanying Notes to Financial Statements.

31

Ultra Series Fund | June 30, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government
Money Market Fund	10,610,154	$10,610,154

Total Short-Term Investments (Cost $10,610,154)		10,610,154

TOTAL INVESTMENTS - 99.7% (Cost $323,242,237**)		407,452,414
NET OTHER ASSETS AND LIABILITIES - 0.3%		1,237,479

TOTAL NET ASSETS - 100.0%		$408,689,893

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $324,071,419.
(A)	Floating rate or variable rate note. Rate shown is as of June 30, 2014.
(B)	Stepped rate security. Rate shown is as of June 30, 2014.
(C)	Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(F)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

32

Ultra Series Fund | June 30, 2014

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.3%
Consumer Discretionary - 7.5%
Dana Holding Corp.	387,000	$9,450,540
Gannett Co. Inc.	340,000	10,645,400
McDonald’s Corp.	97,000	9,771,780
Time Warner Inc.	200,000	14,050,000

		43,917,720
Consumer Staples - 4.4%
CVS Caremark Corp.	168,000	12,662,160
Procter & Gamble Co./The	85,000	6,680,150
Wal-Mart Stores Inc.	82,000	6,155,740

		25,498,050
Energy - 19.6%
Apache Corp.	80,000	8,049,600
Baker Hughes Inc.	259,000	19,282,550
Cameron International Corp.*	245,000	16,588,950
Canadian Natural Resources Ltd.	324,000	14,874,840
Exxon Mobil Corp.	79,500	8,004,060
National Oilwell Varco Inc.	195,000	16,058,250
Occidental Petroleum Corp.	240,000	24,631,200
Schlumberger Ltd.	53,000	6,251,350

		113,740,800
Financials - 25.4%
Capital Markets - 1.7%
Bank of New York Mellon Corp./The	272,000	10,194,560

Commercial Banks - 6.1%
BB&T Corp.	195,000	7,688,850
M&T Bank Corp.	16,000	1,984,800
US Bancorp	225,000	9,747,000
Wells Fargo & Co.	309,000	16,241,040

		35,661,690
Diversified Financial Services - 2.7%
Berkshire Hathaway Inc., Class B*	124,500	15,756,720

Insurance - 12.5%
American International Group Inc.	468,002	25,543,549
Arch Capital Group Ltd.*	93,000	5,341,920
Markel Corp.*	26,500	17,374,460
MetLife Inc.	216,000	12,000,960
Travelers Cos. Inc./The	129,000	12,135,030

		72,395,919
Real Estate Management & Development - 2.4%
Brookfield Asset Management Inc., Class A	311,000	13,690,220

		147,699,109
Health Care - 12.8%
Johnson & Johnson	118,000	12,345,160
Medtronic Inc.	192,000	12,241,920
Merck & Co. Inc.	250,000	14,462,500
Novartis AG, ADR	15,000	1,357,950
Pfizer Inc.	610,000	18,104,800
UnitedHealth Group Inc.	193,000	15,777,750

		74,290,080
Industrials - 13.2%
Boeing Co./The	69,000	8,778,870
Danaher Corp.	133,000	10,471,090
Deere & Co.	127,000	11,499,850
FedEx Corp.	107,000	16,197,660
General Dynamics Corp.	60,000	6,993,000
Rockwell Collins Inc.	161,500	12,619,610
United Technologies Corp.	86,500	9,986,425

		76,546,505
Information Technology - 9.1%
Accenture PLC, Class A	14,000	1,131,760
EMC Corp.	355,000	9,350,700
Microsoft Corp.	339,000	14,136,300
Oracle Corp.	269,000	10,902,570
QUALCOMM Inc.	72,000	5,702,400
Seagate Technology PLC	201,000	11,420,820

		52,644,550
Materials - 4.3%
Albemarle Corp.	127,000	9,080,500
BHP Billiton Ltd., ADR	115,000	7,871,750
Freeport-McMoRan Copper & Gold Inc.	224,000	8,176,000

		25,128,250
Telecommunication Service - 1.0%
Verizon Communications Inc.	118,000	5,773,740

Total Common Stocks (Cost $424,175,358)		565,238,804
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional U.S. Government Money Market Fund	22,771,738	22,771,738

Total Short-Term Investments (Cost $22,771,738)		22,771,738

TOTAL INVESTMENTS - 101.2% (Cost $446,947,096**)		588,010,542
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(7,056,087)

TOTAL NET ASSETS - 100.0%		$580,954,455

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $447,005,902.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

33

Ultra Series Fund | June 30, 2014

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.9%
Consumer Discretionary - 21.5%
Amazon.com Inc.*	22,260	$7,229,603
CBS Corp., Class B	125,175	7,778,374
DIRECTV*	65,465	5,565,180
Discovery Communications Inc., Class C*	89,523	6,498,475
Home Depot Inc./The	110,040	8,908,838
Liberty Global PLC*	92,565	3,916,425
McDonald’s Corp.	81,720	8,232,473
Nordstrom Inc.	78,495	5,332,165
Omnicom Group Inc.	73,220	5,214,728
Priceline Group Inc./The*	6,260	7,530,780
Starbucks Corp.	62,378	4,826,810
TJX Cos. Inc./The	137,180	7,291,117
Walt Disney Co./The	32,840	2,815,702

		81,140,670
Consumer Staples - 6.3%
Costco Wholesale Corp.	65,804	7,577,989
CVS Caremark Corp.	76,457	5,762,564
Nestle S.A., ADR	89,155	6,924,669
PepsiCo Inc.	39,725	3,549,031

		23,814,253
Energy - 5.4%
Apache Corp.	62,315	6,270,135
Occidental Petroleum Corp.	37,025	3,799,876
Schlumberger Ltd.	87,765	10,351,882

		20,421,893
Financials - 3.0%
Brookfield Asset Management Inc., Class A	111,016	4,886,924
T. Rowe Price Group Inc.	76,629	6,468,254

		11,355,178
Health Care - 13.5%
Amgen Inc.	64,135	7,591,660
Baxter International Inc.	81,245	5,874,014
Biogen Idec Inc.*	13,140	4,143,173
Celgene Corp.*	70,130	6,022,764
Cerner Corp.*	86,258	4,449,188
Gilead Sciences Inc.*	83,090	6,888,992
Johnson & Johnson	51,050	5,340,851
UnitedHealth Group Inc.	76,335	6,240,386
Varian Medical Systems Inc.*	51,550	4,285,867

		50,836,895
Industrials - 14.6%
3M Co.	33,137	4,746,544
Boeing Co./The	70,965	9,028,877
Danaher Corp.	78,166	6,154,009
FedEx Corp.	33,155	5,019,004
Rockwell Collins Inc.	82,890	6,477,025
Roper Industries Inc.	28,093	4,101,859
United Parcel Service Inc., Class B	67,000	6,878,220
United Technologies Corp.	68,428	7,900,012
W.W. Grainger Inc.	18,800	4,780,276

		55,085,826
Information Technology - 27.2%
Communications Equipment - 3.7%
QUALCOMM Inc.	175,618	13,908,946

Computers & Peripherals - 4.4%
Apple Inc.	177,003	16,448,889

Internet Software & Services - 5.9%
eBay Inc.*	146,342	7,325,881
Google Inc., Class C*	25,894	14,896,300

		22,222,181
IT Services - 3.7%
Accenture PLC, Class A	114,572	9,262,000
Visa Inc., Class A	22,821	4,808,613

		14,070,613
Semiconductors & Semiconductor
Equipment - 1.4%
Linear Technology Corp.	110,000	5,177,700

Software - 8.1%
Microsoft Corp.	406,745	16,961,266
Oracle Corp.	338,632	13,724,755

		30,686,021

		102,514,350
Materials - 1.8%
Monsanto Co.	55,530	6,926,812

Telecommunication Service - 1.6%
Verizon Communications Inc.	123,485	6,042,121

Total Common Stocks (Cost $242,509,121)		358,137,998

SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government
Money Market Fund	22,551,322	22,551,322

Total Short-Term Investments (Cost $22,551,322)		22,551,322

TOTAL INVESTMENTS - 100.9% (Cost $265,060,443**)		380,689,320
NET OTHER ASSETS AND LIABILITIES - (0.9%)		(3,438,668)

TOTAL NET ASSETS - 100.0%		$377,250,652

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $265,823,520.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

34

Ultra Series Fund | June 30, 2014

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 91.6%
Consumer Discretionary - 21.3%
Advance Auto Parts Inc.	96,235	$12,984,026
CarMax Inc.*	214,387	11,150,268
Discovery Communications Inc., Class C*	147,860	10,733,158
Liberty Global PLC*	291,809	12,346,439
Omnicom Group Inc.	142,878	10,175,771
Ross Stores Inc.	179,300	11,857,109
Sally Beauty Holdings Inc.*	380,405	9,540,557

		78,787,328
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	40,011	3,767,836

Energy - 6.2%
Cameron International Corp.*	103,820	7,029,652
Ensco PLC, Class A	117,592	6,534,587
World Fuel Services Corp.	192,329	9,468,357

		23,032,596
Financials - 23.7%
Arch Capital Group Ltd.*	168,024	9,651,299
Brookfield Asset Management Inc., Class A	348,978	15,362,012
Brown & Brown Inc.	414,948	12,743,053
Glacier Bancorp Inc.	227,454	6,455,144
M&T Bank Corp.	74,544	9,247,183
Markel Corp.*	31,048	20,356,311
WR Berkley Corp.	295,872	13,701,832

		87,516,834
Health Care - 13.6%
DaVita HealthCare Partners Inc.*	148,920	10,769,894
DENTSPLY International Inc.	252,177	11,940,581
Laboratory Corp. of America Holdings*	102,445	10,490,368
Perrigo Co. PLC	66,086	9,632,695
Techne Corp.	77,803	7,202,224

		50,035,762
Industrials - 18.2%
Copart Inc.*	369,626	13,291,751
Expeditors International of Washington Inc.	217,055	9,585,149
Fastenal Co.	160,440	7,940,176
Jacobs Engineering Group Inc.*	152,509	8,125,679
TransDigm Group Inc.	55,521	9,286,442
Wabtec Corp.	102,276	8,446,975
Wesco Aircraft Holdings Inc.*	536,031	10,699,179

		67,375,351
Information Technology - 4.0%
Amphenol Corp., Class A	80,922	7,796,026
CDW Corp.	218,471	6,964,855

		14,760,881
Materials - 3.6%
Crown Holdings Inc.*	269,319	13,401,314

Total Common Stocks
(Cost $235,578,150)		338,677,902

SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional U.S. Government
Money Market Fund	31,666,749	31,666,749

Total Short-Term Investments (Cost $31,666,749)		31,666,749

TOTAL INVESTMENTS - 100.2% (Cost $267,244,899**)		370,344,651
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(813,650)

TOTAL NET ASSETS - 100.0%		$369,531,001

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $267,462,371.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

35

Ultra Series Fund | June 30, 2014

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.3%
Consumer Discretionary - 11.3%
Ascena Retail Group Inc.*	7,220	$123,462
Cato Corp./The, Class A	4,910	151,719
Choice Hotels International Inc.	470	22,142
Fred’s Inc., Class A	6,400	97,856
Helen of Troy Ltd.*	3,210	194,622
Matthews International Corp., Class A	2,640	109,745
Stage Stores Inc.	4,810	89,899

		789,445
Consumer Staples - 2.2%
Casey’s General Stores Inc.	1,280	89,971
Post Holdings Inc.*	1,300	66,183

		156,154
Energy - 6.5%
Diamondback Energy Inc.*	1,400	124,320
Dorian LPG Ltd.*	1,400	32,186
Era Group Inc.*	2,590	74,281
Scorpio Tankers Inc.	14,000	142,380
SEACOR Holdings Inc.*	990	81,428

		454,595
Financials - 21.2%
AMERISAFE Inc.	1,410	57,345
Campus Crest Communities Inc., REIT	6,000	51,960
DiamondRock Hospitality Co., REIT	5,629	72,164
Education Realty Trust Inc., REIT	6,700	71,958
First Busey Corp.	9,007	52,331
First Midwest Bancorp Inc.	7,030	119,721
First Niagara Financial Group Inc.	6,707	58,619
Flushing Financial Corp.	3,581	73,589
Hancock Holding Co.	2,200	77,704
International Bancshares Corp.	5,350	144,450
MB Financial Inc.	2,830	76,551
Northwest Bancshares Inc.	7,480	101,504
Platinum Underwriters Holdings Ltd.	1,160	75,226
Primerica Inc.	2,700	129,195
Solar Capital Ltd.	3,030	64,478
Summit Hotel Properties Inc., REIT	6,400	67,840
Webster Financial Corp.	4,980	157,069
Westamerica Bancorporation	570	29,800

		1,481,504
Health Care - 12.2%
Allscripts Healthcare Solutions Inc.*	4,700	75,435
Amsurg Corp.*	1,590	72,456
Charles River Laboratories International Inc.*	2,800	149,856
Corvel Corp.*	1,060	47,891
Haemonetics Corp.*	2,150	75,852
ICON PLC*	1,930	90,922
ICU Medical Inc.*	1,970	119,796
MedAssets Inc.*	2,700	61,668
Phibro Animal Health Corp., Class A*	3,200	70,240
STERIS Corp.	1,700	90,916

		855,032
Industrials - 18.7%
ACCO Brands Corp.*	11,540	73,971
Albany International Corp., Class A	3,850	146,146
Atlas Air Worldwide Holdings Inc.*	800	29,480
Cubic Corp.	2,500	111,275
ESCO Technologies Inc.	2,490	86,254
FTI Consulting Inc.*	1,900	71,858
G&K Services Inc., Class A	2,500	130,175
GATX Corp.	2,270	151,954
Luxfer Holdings PLC, ADR	2,600	49,270
Mueller Industries Inc.	5,300	155,873
SP Plus Corp.*	4,690	100,319
United Stationers Inc.	3,600	149,292
UTi Worldwide Inc.	5,400	55,836

		1,311,703
Information Technology - 13.4%
Belden Inc.	3,770	294,663
Coherent Inc.*	1,070	70,802
Diebold Inc.	3,170	127,339
Forrester Research Inc.	3,000	113,640
MAXIMUS Inc.	1,260	54,205
Micrel Inc.	5,800	65,424
MTS Systems Corp.	730	49,465
ScanSource Inc.*	2,300	87,584
Verint Systems Inc.*	900	44,145
Zebra Technologies Corp., Class A*	400	32,928

		940,195
Materials - 7.2%
Deltic Timber Corp.	1,470	88,817
Greif Inc., Class A	1,300	70,928
Innospec Inc.	1,800	77,706
Koppers Holdings Inc.	2,100	80,325
Sensient Technologies Corp.	1,700	94,724
Zep Inc.	5,240	92,539

		505,039
Utilities - 3.6%
Laclede Group Inc./The	1,400	67,970
New Jersey Resources Corp.	970	55,445
UNS Energy Corp.	1,240	74,908
WGL Holdings Inc.	1,260	54,306

		252,629

Total Common Stocks (Cost $3,825,296)		6,746,296

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government
Money Market Fund	257,832	$257,832

Total Short-Term Investments (Cost $257,832)		257,832

TOTAL INVESTMENTS - 100.0% (Cost $4,083,128**)		7,004,128
NET OTHER ASSETS AND LIABILITIES - 0.0%		(685)

TOTAL NET ASSETS - 100.0%		$7,003,443

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $4,122,126.
ADR	American Depositary Receipt
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.2%
Australia - 2.5%
BHP Billiton Ltd.	60,255	$2,039,746

Brazil - 4.0%
Estacio Participacoes S.A.	111,200	1,472,098
Petroleo Brasileiro S.A., ADR	129,405	1,893,195

		3,365,293
France - 16.6%
AXA S.A.	61,045	1,459,045
LVMH Moet Hennessy Louis Vuitton S.A.	10,795	2,081,249
Sanofi	23,344	2,479,840
Schneider Electric SE	29,805	2,805,825
Technip S.A.	22,420	2,452,600
Total S.A.	36,523	2,639,578

		13,918,137
Germany - 4.7%
Allianz SE	9,404	1,567,119
SAP AG	30,150	2,328,440

		3,895,559
Ireland - 1.7%
CRH PLC	56,154	1,442,490

Israel - 2.0%
Teva Pharmaceutical Industries Ltd., ADR	31,710	1,662,238

Japan - 11.0%
Canon Inc.	52,425	1,705,669
Makita Corp.	30,540	1,887,176
Mitsubishi UFJ Financial Group Inc.	319,620	1,959,272
Secom Co. Ltd.	29,643	1,811,265
Seven & I Holdings Co. Ltd.	43,640	1,838,562

		9,201,944
Netherlands – 5.0%
Akzo Nobel N.V.	19,480	1,460,400
Royal Dutch Shell PLC, Class A	65,543	2,712,838

		4,173,238
Singapore - 2.0%
DBS Group Holdings Ltd.	121,900	1,637,521

South Korea - 2.4%
Samsung Electronics Co. Ltd., GDR	1,598	1,032,308
Samsung Electronics Co. Ltd.	757	989,083

		2,021,391
Sweden - 1.8%
Telefonaktiebolaget LM Ericsson, Class B	126,669	1,530,861

Switzerland - 18.6%
ABB Ltd. *	62,745	1,444,805
Credit Suisse Group AG *	58,870	1,683,517
Givaudan S.A. *	1,050	1,751,184
Nestle S.A.	30,750	2,382,189
Novartis AG	38,588	3,494,155
Roche Holding AG	7,950	2,371,194
Syngenta AG	6,561	2,443,728

		15,570,772
United Kingdom - 24.9%
Compass Group PLC	115,092	2,003,169
Diageo PLC	104,920	3,350,591
GlaxoSmithKline PLC	89,880	2,405,754
HSBC Holdings PLC	156,182	1,584,761
Imperial Tobacco Group PLC	48,269	2,172,579
Reed Elsevier PLC	99,300	1,597,455
Standard Chartered PLC	77,105	1,575,572
Tesco PLC	418,216	2,034,118
Unilever PLC	36,336	1,648,536
WPP PLC	114,740	2,501,703

		20,874,238

Total Common Stocks (Cost $72,803,402)		81,333,428
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund	2,035,493	2,035,493

Total Short-Term Investments (Cost $2,035,493)		2,035,493

TOTAL INVESTMENTS - 99.6% (Cost $74,838,895**)		83,368,921
NET OTHER ASSETS AND LIABILITIES - 0.4%		366,926

TOTAL NET ASSETS - 100.0%		$83,735,847

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $74,987,733.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration	% of Net Assets

Consumer Discretionary	16.6%
Consumer Staples	13.2%
Energy	6.5%
Financials	21.9%
Health Care	13.3%
Industrials	12.2%
Information Technology	3.7%
Materials	5.1%
Telecommunication Services	3.0%
Utilities	1.6%
Short-Term Investments & Net Other Assets & Liabilities	2.9%

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.5%

Bond Funds - 60.1%
Baird Aggregate Bond Fund Institutional Shares	416,031	$4,472,333
Franklin Floating Rate Daily Access Fund
Advisor Class	971,502	8,928,101
iShares 3-7 Year Treasury Bond ETF	73,295	8,927,331
iShares 7-10 Year Treasury Bond ETF	57,441	5,949,739
iShares TIPS Bond Fund ETF	32,247	3,720,014
Metropolitan West Total Return Bond Fund Class I	412,191	4,468,153
Vanguard Intermediate-Term Corporate Bond ETF	17,187	1,487,707
Vanguard Short-Term Corporate Bond ETF	37,033	2,976,342
Vanguard Total Bond Market ETF	47,072	3,870,260

		44,799,980
Foreign Stock Funds - 6.3%
iShares MSCI United Kingdom ETF	53,471	1,116,475
Vanguard FTSE All-World ex-US ETF	56,962	2,978,543
Vanguard FTSE Europe ETF	6,194	371,330
WisdomTree Japan Hedged Equity Fund ETF	4,481	221,182

		4,687,530
Money Market Funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund	529,030	529,030

Stock Funds - 32.4%
iShares Core S&P Mid-Cap ETF	20,835	2,981,072
PowerShares Buyback Achievers Portfolio ETF	66,358	2,976,156
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	269,037	4,089,363
SPDR S&P 500 ETF Trust	68,318	13,371,199
Vanguard Information Technology ETF	7,682	743,540

		24,161,330

TOTAL INVESTMENTS - 99.5% (Cost $68,419,937**)		74,177,870
NET OTHER ASSETS AND LIABILITIES - 0.5%		408,563

TOTAL NET ASSETS - 100.0%		$74,586,433

**	Aggregate cost for Federal tax purposes was $68,949,613.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.2%

Bond Funds - 39.4%
Baird Aggregate Bond Fund Institutional Shares	367,435	$3,949,926
Franklin Floating Rate Daily Access Fund
Advisor Class	858,023	7,885,227
iShares 3-7 Year Treasury Bond ETF	32,367	3,942,301
iShares 7-10 Year Treasury Bond ETF	76,097	7,882,127
iShares TIPS Bond Fund ETF	42,721	4,928,295
Metropolitan West Total Return Bond Fund
Class I	364,044	3,946,236
Vanguard Short-Term Corporate Bond ETF	36,796	2,957,295
Vanguard Total Bond Market ETF	43,173	3,549,684

		39,041,091
Foreign Stock Funds - 10.8%
iShares Global Energy ETF	20,324	986,120
iShares MSCI EAFE ETF	17,311	1,183,553
iShares MSCI United Kingdom ETF	94,502	1,973,202
SPDR S&P China ETF	5,237	394,084
Vanguard FTSE All-World ex-US ETF	84,895	4,439,160
Vanguard FTSE Europe ETF	16,448	986,058
WisdomTree Europe Hedged Equity Fund ETF	3,360	196,325
WisdomTree Japan Hedged Equity Fund ETF	11,978	591,234

		10,749,736
Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund	1,843,073	1,843,073

Stock Funds - 48.1%
iShares Core S&P Mid-Cap ETF	41,402	5,923,798
iShares S&P Mid-Cap 400 Value ETF	7,775	986,803
PowerShares Buyback Achievers Portfolio ETF	87,848	3,939,983
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	583,228	8,865,068
SPDR S&P 500 ETF Trust	135,760	26,570,947
Vanguard Information Technology ETF	15,245	1,475,564

		47,762,163

TOTAL INVESTMENTS - 100.2% (Cost $87,603,885**)		99,396,063
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(168,404)

TOTAL NET ASSETS - 100.0%		$99,227,659

**	Aggregate cost for Federal tax purposes was $88,257,281.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%

Bond Funds - 29.1%
Baird Aggregate Bond Fund Institutional Shares	134,913	$1,450,320
Franklin Floating Rate Daily Access Fund Advisor Class	472,568	4,342,900
iShares 3-7 Year Treasury Bond ETF	17,827	2,171,329
iShares 7-10 Year Treasury Bond ETF	55,882	5,788,258
iShares TIPS Bond Fund ETF	25,098	2,895,305
Metropolitan West Total Return Bond Fund Class I	133,668	1,448,964
Vanguard Short-Term Corporate Bond ETF	18,014	1,447,785
Vanguard Total Bond Market ETF	19,375	1,593,012

		21,137,873
Foreign Stock Funds - 13.4%
iShares Global Energy ETF	22,387	1,086,217
iShares MSCI EAFE ETF	16,950	1,158,872
iShares MSCI United Kingdom ETF	86,725	1,810,818
SPDR S&P China ETF	4,810	361,953
Vanguard FTSE All-World ex-U.S. ETF	62,343	3,259,915
Vanguard FTSE Europe ETF	18,111	1,085,754
WisdomTree Europe Hedged Equity Fund ETF	4,951	289,287
WisdomTree Japan Hedged Equity Fund ETF	13,194	651,256

		9,704,072
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund	954,890	954,890

Stock Funds - 56.1%
iShares Core S&P Mid-Cap ETF	35,471	5,075,191
iShares S&P 100 ETF	8,343	721,920
iShares S&P Mid-Cap 400 Value ETF	8,565	1,087,070
Market Vectors Agribusiness ETF	5,259	289,298
PowerShares Buyback Achievers Portfolio ETF	72,575	3,254,989
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	475,909	7,233,809
SPDR S&P 500 ETF Trust	103,388	20,235,099
Vanguard Dividend Appreciation ETF	9,280	723,376
Vanguard Information Technology ETF	14,927	1,444,784
Vanguard Value ETF	8,924	722,398

		40,787,934

TOTAL INVESTMENTS - 99.9% (Cost $62,083,458**)		72,584,769
NET OTHER ASSETS AND LIABILITIES - 0.1%		105,317

TOTAL NET ASSETS - 100.0%		$72,690,086

**	Aggregate cost for Federal tax purposes was $62,644,393.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.1%

Bond Funds - 18.7%
Franklin Floating Rate Daily Access Fund
Advisor Class	98,079	$901,350
iShares 3-7 Year Treasury Bond ETF	3,700	450,660
iShares 7-10 Year Treasury Bond ETF	17,397	1,801,981
iShares TIPS Bond Fund ETF	5,860	676,010
Vanguard Total Bond Market ETF	4,935	405,756

		4,235,757
Foreign Stock Funds - 15.8%
iShares Global Energy ETF	9,293	450,896
iShares MSCI EAFE ETF	6,594	450,832
iShares MSCI United Kingdom ETF	32,407	676,658
SPDR S&P China ETF	1,791	134,773
Vanguard FTSE All-World ex-U.S. ETF	19,409	1,014,896
Vanguard FTSE Europe ETF	7,523	451,004
WisdomTree Europe Hedged Equity Fund ETF	2,310	134,973
WisdomTree Japan Hedged Equity Fund ETF	5,474	270,197

		3,584,229
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund	360,303	360,303

Stock Funds - 64.0%
iShares Core S&P Mid-Cap ETF	12,620	1,805,670
iShares S&P 100 ETF	7,792	674,242
iShares S&P Mid-Cap 400 Value ETF	3,558	451,581
Market Vectors Agribusiness ETF	3,275	180,158
PowerShares Buyback Achievers Portfolio ETF	25,104	1,125,914
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	162,967	2,477,095
SPDR S&P 500 ETF Trust	33,336	6,524,522
Vanguard Dividend Appreciation ETF	2,889	225,198
Vanguard Information Technology ETF	5,812	562,543
Vanguard Value ETF	5,556	449,758

		14,476,681

TOTAL INVESTMENTS - 100.1% (Cost $19,774,512**)		22,656,970
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(29,943)

TOTAL NET ASSETS - 100.0%		$22,627,027

**	Aggregate cost for Federal tax purposes was $19,880,016.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Assets and Liabilities as of June 30, 2014 (unaudited)

	Conservative	Moderate	Aggressive	Money
	Allocation	Allocation	Allocation	Market
	Fund	Fund	Fund	Fund

Assets:
Investments in securities, at cost
Unaffiliated issuers	$98,251,338	$162,780,244	$65,262,129	$27,445,331
Affiliated issuers[1]	96,292,309	161,416,047	54,148,740	–

Net unrealized appreciation
Unaffiliated issuers	5,063,107	10,494,163	5,825,475	–
Affiliated issuers[1]	14,398,131	50,545,426	22,199,181	–

Total investments at value	214,004,885	385,235,880	147,435,525	27,445,331
Cash	17,819	–	48,681	–
Receivables:
Investments sold	525,000	7,801,436	1,428,938	–
Fund shares sold.	305,339	168,201	109,835	2,415
Dividends and interest	219,486	248,512	36,646	124,425
Due from Adviser	–	–	–	9,457

Total assets	215,072,529	393,454,029	149,059,625	27,581,628

Liabilities:
Bank overdrafts	–	2,350,248	–	–
Payables:
Investments purchased	525,000	–	2,860,459	–
Fund shares repurchased	41,187	108,125	3,610	4,664
Management fees	52,738	95,822	35,784	10,909
Service agreement fees	9,064	15,925	5,883	1,752
Distribution fees – Class II	8,040	7,225	372	370

Total liabilities	636,029	2,577,345	2,906,108	17,695

Net assets applicable to outstanding capital stock	$214,436,500	$390,876,684	$146,153,517	$27,563,933

Net assets consist of:
Paid-in capital	$188,292,628	$327,087,372	$110,607,230	$27,564,449

Accumulated undistributed net investment income	1,529,182	1,883,094	476,460	–
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	5,153,452	866,629	7,045,171	(516)
Net unrealized appreciation of investments (including appreciation of foreign currency related transactions)	19,461,238	61,039,589	28,024,656	–

Net Assets	$214,436,500	$390,876,684	$146,153,517	$27,563,933

Class I Shares:
Net Assets	$175,335,475	$355,558,266	$144,282,603	$25,748,690
Shares of beneficial interest outstanding	15,720,996	29,570,460	11,759,706	25,749,181
Net Asset Value and redemption price per share	$11.15	$12.02	$12.27	$1.00

Class II Shares:
Net Assets	$39,101,025	$35,318,418	$1,870,914	$1,815,243
Shares of beneficial interest outstanding	3,515,373	2,947,074	153,126	1,815,267
Net Asset Value and redemption price per share	$11.12	$11.98	$12.22	$1.00

1 See Note 10 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Assets and Liabilities as of June 30, 2014 (unaudited)

	Core	High
	Bond	Income	Diversified	Large Cap
	Fund	Fund	Income Fund	Value Fund

Assets:
Investments in securities, at cost Unaffiliated issuers	$285,866,317	$47,322,539	$323,242,237	$446,947,096
Net unrealized appreciation Unaffiliated issuers	14,825,379	1,914,054	84,210,177	141,063,446

Total investments at value	300,691,696	49,236,593	407,452,414	588,010,542
Cash	–	–	–	42,296
Foreign currency (cost of $10,358)(Note 2)	–	–	–	–
Receivables
Investments sold	–	434,268	4,221,953	–
Fund shares sold	107,599	6,172	11,710	29,223
Dividends and interest	2,209,869	716,867	1,736,572	674,127
Other assets	–	2,216	–	–

Total assets	303,009,164	50,396,116	413,422,649	588,756,188

Liabilities:
Payables:
Investments purchased	–	1,657,917	4,278,721	6,760,197
Fund shares repurchased	202,150	6,390	193,353	732,475
Management fees	136,440	30,160	234,775	285,358
Service agreement fees	13,955	2,331	16,562	22,267
Distribution fees – Class II	9,947	1,470	9,345	1,436

Total liabilities	362,492	1,698,268	4,732,756	7,801,733

Net assets applicable to outstanding capital stock	$302,646,672	$48,697,848	$408,689,893	$580,954,455

Net assets consist of:
Paid-in capital	$289,774,878	$51,986,053	$308,860,215	$392,332,079
Accumulated undistributed net investment income	4,385,692	1,281,286	4,589,712	3,654,292
Accumulated net realized gain (loss) on investments sold and foreign currency relate transactions	(6,339,277)	(6,483,545)	11,029,789	43,903,559
Net unrealized appreciation of investments (including appreciation of foreign currency related transactions)	14,825,379	1,914,054	84,210,177	141,064,525

Net Assets	$302,646,672	$48,697,848	$408,689,893	$580,954,455

Class I Shares:
Net Assets	$254,016,937	$41,530,235	$362,945,006	$573,980,813
Shares of beneficial interest outstanding	24,594,476	4,303,872	16,696,765	15,243,684
Net Asset Value and redemption price per share	$10.33	$9.65	$21.74	$37.65

Class II Shares:
Net Assets	$48,629,735	$7,167,613	$45,744,887	$6,973,642
Shares of beneficial interest outstanding	4,717,650	742,264	2,110,681	186,035
Net Asset Value and redemption price per share	$10.31	$9.66	$21.67	$37.49

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Assets and Liabilities as of June 30, 2014 (unaudited)

				Madison	Madison	Madison	Madison
Large Cap			International	Target	Target	Target	Target
Growth	Mid Cap	Small Cap	Stock	Retirement	Retirement	Retirement	Retirement
Fund	Fund	Fund	Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

$265,060,443	$267,244,899	$4,083,128	$74,838,895	$68,419,937	$87,603,885	$62,083,458	$19,774,512

115,628,877	103,099,752	2,921,000	8,530,026	5,757,933	11,792,178	10,501,311	2,882,458

380,689,320	370,344,651	7,004,128	83,368,921	74,177,870	99,396,063	72,584,769	22,656,970
15,098	47,461	–	–	–	–	4,018	2,484
–	–	–	10,288	–	–	–	–

2,204,844	–	–	–	1,694,362	717,562	624,357	692,895
25,020	9,147	814	6,506	62,946	431,236	123,522	53,993
150,312	161,466	7,042	489,994	148,750	290,089	236,939	80,798
–	–	–	–	–	–	–	–

383,084,594	370,562,725	7,011,984	83,875,709	76,083,928	100,834,950	73,573,605	23,487,140

5,266,042	–	–	20	1,479,295	1,575,313	859,823	830,645
298,128	741,076	1,389	52,273	85	7,953	5,958	24,033
247,907	272,136	6,401	79,971	15,096	20,021	14,782	4,529
15,036	15,370	407	3,644	3,019	4,004	2,956	906
6,829	3,142	344	3,954	–	–	–	–

5,833,942	1,031,724	8,541	139,862	1,497,495	1,607,291	883,519	860,113

$377,250,652	$369,531,001	$7,003,443	$83,735,847	$74,586,433	$99,227,659	$72,690,086	$22,627,027

$239,954,960	$246,699,366	$4,107,130	$77,789,789	$66,302,559	$83,973,642	$59,665,251	$19,241,070
1,126,017	752,584	35,712	1,225,904	756,387	909,355	657,703	190,971

20,540,798	18,979,299	(60,399)	(3,826,461)	1,769,554	2,552,484	1,865,821	312,528
115,628,877	103,099,752	2,921,000	8,546,615	5,757,933	11,792,178	10,501,311	2,882,458

$377,250,652	$369,531,001	$7,003,443	$83,735,847	$74,586,433	$99,227,659	$72,690,086	$22,627,027

$344,108,025	$354,156,952	$5,335,838	$64,708,977	$74,586,433	$99,227,659	$72,690,086	$22,627,027
11,495,578	15,897,336	582,879	4,799,921	8,161,345	10,609,949	7,969,689	1,681,559
$29.93	$22.28	$9.15	$13.48	$9.14	$9.35	$9.12	$13.46

$33,142,627	$15,374,049	$1,667,605	$19,026,870
1,113,408	694,564	183,462	1,414,846
$29.77	$22.13	$9.09	$13.45

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Operations for the Period Ended June 30, 2014 (unaudited)

	Conservative	Moderate	Aggressive	Money
	Allocation	Allocation	Allocation	Market
	Fund	Fund	Fund	Fund

Investment Income:
Interest	$–	$–	$–	$16,958
Dividends
Unaffiliated issuers	1,188,449	1,845,479	635,432	–
Affiliated issuers[1]	725,215	689,338	68,729	–
Less: Foreign taxes withheld	–	–	–	–

Total investment income	1,913,664	2,534,817	704,161	16,958

Expenses:
Management fees	320,142	581,900	215,511	80,350
Audit and trustee fees	15,426	26,483	9,801	3,132
Distribution fees – Class II	48,635	43,041	2,261	2,159
Other expenses	279	299	128	–

Total expenses before reimbursement/waiver	384,482	651,723	227,701	85,641

Less reimbursement/waiver[2]	–	–	–	(68,683)

Total expenses net of reimbursement/waiver	384,482	651,723	227,701	16,958

Net Investment Income	1,529,182	1,883,094	476,460	–
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	2,306,229	11,715,598	4,717,927	(117)
Affiliated issuers[1]	4,919,586	8,582,684	4,439,792	–
Net change in unrealized appreciation (depreciation)on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	1,073,953	(4,892,573)	(1,532,097)	–
Affiliated issuers[1]	(853,652)	782,575	(686,376)	–

Net Realized and Unrealized Gain (Loss) on Investments	7,446,116	16,188,284	6,939,246	(117)

Net Increase (Decrease) in Net Assets From Operations	$8,975,298	$18,071,378	$7,415,706	$(117)

[1]	See Note 10 for information on affiliated issuers.
[2]	Waiver includes management fees of $66,524, and distribution fees of $2,159, for the Money Market Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Operations for the Period Ended June 30, 2014 (unaudited)

Core	High	Diversified	Large Cap	Large Cap	Mid	Small	International
Bond	Income	Income	Value	Growth	Cap	Cap	Stock
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$5,347,199	$1,480,117	$2,900,758	$–	$–	$–	$–	$–

–	–	3,247,292	5,533,673	2,769,297	2,486,291	79,313	1,928,168
–	–	–	–	–	–	–	–
–	–	(54,547)	(137,766)	(80,877)	(19,664)	–	(187,038)

5,347,199	1,480,117	6,093,503	5,395,907	2,688,420	2,466,627	79,313	1,741,130

840,427	185,942	1,421,731	1,696,917	1,496,943	1,669,563	40,708	483,753
24,765	4,193	27,502	36,191	24,676	25,644	775	6,282
59,261	8,696	54,553	8,507	40,784	18,836	2,118	23,442
–	–	5	–	–	–	–	1,771

924,453	198,831	1,503,791	1,741,615	1,562,403	1,714,043	43,601	515,248

–	–	–	–	–	–	–	–

924,453	198,831	1,503,791	1,741,615	1,562,403	1,714,043	43,601	515,248

4,422,746	1,281,286	4,589,712	3,654,292	1,126,017	752,584	35,712	1,225,882

2,600,651	810,998	18,299,522	73,034,690	22,122,394	34,404,727	594,855	22,592,663
–	–	–	–	–	–	–	–

4,114,743	267,923	(4,003,593)	(30,988,605)	(5,093,273)	(23,672,611)	(519,319)	(19,696,815)
–	–	–	–	–	–	–	–

6,715,394	1,078,921	14,295,929	42,046,085	17,029,121	10,732,116	75,536	2,895,848

$11,138,140	$2,360,207	$18,885,641	$45,700,377	$18,155,138	$11,484,700	$111,248	$4,121,730

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Operations for the Period Ended June 30, 2014 (unaudited)

	Madison	Madison	Madison	Madison
	Target	Target	Target	Target
	Retirement	Retirement	Retirement	Retirement
	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Investment Income:
Dividends
Unaffiliated issuers	$863,329	$1,049,012	$761,741	$220,732

Total investment income	863,329	1,049,012	761,741	220,732

Expenses:
Management fees	88,975	116,359	86,698	24,801
Service agreement fees	17,795	23,272	17,340	4,960
Other expenses	172	26	–	–

Total expenses	106,942	139,657	104,038	29,761

Net Investment Income	756,387	909,355	657,703	190,971

Net Realized and Unrealized Gain on Investments
Net realized gain on investments (including net realized gain on foreign currency related transactions)
Unaffiliated issuers	2,429,634	3,297,246	2,536,618	425,200
Net change in unrealized appreciationon investments (including net unrealized appreciation on foreign currency related transactions)
Unaffiliated issuers	11,345	526,787	465,716	507,169

Net Realized and Unrealized Gain on Investments	2,440,979	3,824,033	3,002,334	932,369

Net Increase in Net Assets from Operations	$3,197,366	$4,733,388	$3,660,037	$1,123,340

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund

	(unaudited)		(unaudited)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/14	12/31/13	6/30/14	12/31/13

Net Assets at beginning of period	$221,495,834	$238,216,607	$405,919,208	$393,058,473
Increase in net assets from operations:
Net investment income	1,529,182	5,246,433	1,883,094	6,998,346
Net realized gain	7,225,815	7,909,747	20,298,282	24,989,395
Net change in unrealized appreciation (depreciation)	220,301	3,650,848	(4,109,998)	26,178,989

Net increase in net assets from operations	8,975,298	16,807,028	18,071,378	58,166,730
Distributions to shareholders from:
Net investment income
Class I	(118,861)	(4,298,542)	(163,666)	(6,612,939)
Class II	–	(857,521)	–	(539,130)
Net realized gains	–	(4,535,392)	–	–
Class I	–	(1,011,220)	–	–

Class II	(118,861)	(10,702,675)	(163,666)	(7,152,069)

Total distributions
Capital Stock transactions:
Class I Shares
Shares sold	11,991,736	32,461,650	24,661,814	62,076,217
Issued to shareholders in reinvestment of distributions	118,861	8,833,950	163,666	6,612,941
Shares redeemed	(25,458,386)	(60,422,702)	(56,540,939)	(102,805,402)

Net decrease in net assets from capital stock transactions	(13,347,789)	(19,127,102)	(31,715,459)	(34,116,244)

Class II Shares
Shares sold	350,724	2,216,880	350,343	1,773,730
Issued to shareholders in reinvestment of distributions	–	1,868,741	–	539,130
Shares redeemed	(2,918,706)	(7,783,645)	(1,585,120)	(6,350,542)

Net decrease in net assets from capital stock transactions	(2,567,982)	(3,698,024)	(1,234,777)	(4,037,682)

Total decrease from capital stock transactions	(15,915,771)	(22,825,126)	(32,950,236)	(38,153,926)

Total increase (decrease) in net assets	(7,059,334)	(16,720,773)	(15,042,524)	12,860,735

Net Assets at end of period	$214,436,500	$221,495,834	$390,876,684	$405,919,208

Undistributed net investment income included in net assets	$1,529,182	$118,861	$1,883,094	$163,666
Capital Share transactions:
Class I Shares
Shares sold	1,103,116	3,012,062	2,122,378	5,699,276
Issued to shareholders in reinvestment of distributions	10,682	825,610	13,622	576,115
Shares redeemed	(2,348,216)	(5,587,565)	(4,882,066)	(9,434,643)

Net decrease from capital shares outstanding	(1,234,418)	(1,749,893)	(2,746,066)	(3,159,252)

Class II Shares
Shares sold	32,595	206,264	30,198	163,298
Issued to shareholders in reinvestment of distributions	–	175,025	–	47,088
Shares redeemed	(269,964)	(720,986)	(136,927)	(586,492)

Net decrease from capital shares outstanding	(237,369)	(339,697)	(106,729)	(376,106)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Changes in Net Assets

	Aggressive Allocation Fund		Money Market Fund

	(unaudited)		(unaudited)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/14	12/31/13	6/30/14	12/31/13

Net Assets at beginning of period	$151,424,905	$144,675,419	$38,651,351	$50,323,677
Increase in net assets from operations:
Net investment income	476,460	1,629,913	–	–
Net realized gain (loss)	9,157,719	14,971,686	(117)	(399)
Net change in unrealized appreciation (depreciation)	(2,218,473)	13,502,680	–	–

Net increase (decrease) in net assets from operations	7,415,706	30,104,279	(117)	(399)
Distributions to shareholders from:
Net investment income
Class I	(38,320)	(1,688,840)	–	–
Class II	–	(16,918)	–	–
Net realized gains
Class I	(40,290)	(1,820,249)	–	–
Class II	(508)	(23,396)	–	–

Total distributions	(79,118)	(3,549,403)	–	–

Capital Stock transactions:
Class I Shares
Shares sold	20,153,116	39,997,814	7,956,020	22,429,011
Issued to shareholders in reinvestment of distributions	78,610	3,509,089	–	–
Shares redeemed	(32,711,091)	(62,966,271)	(19,129,055)	(34,154,734)

Net decrease in net assets from capital stock transactions	(12,479,365)	(19,459,368)	(11,173,035)	(11,725,723)

Class II Shares
Shares sold	64,872	153,811	681,806	1,372,932
Issued to shareholders in reinvestment of distributions	508	40,313	–	–
Shares redeemed	(193,991)	(540,146)	(596,072)	(1,319,136)

Net increase (decrease) in net assets from capital stock transactions	(128,611)	(346,022)	85,734	53,796

Total decrease from capital stock transactions	(12,607,976)	(19,805,390)	(11,087,301)	(11,671,927)

Total increase (decrease) in net assets	(5,271,388)	6,749,486	(11,087,418)	(11,672,326)

Net Assets at end of period	$146,153,517	$151,424,905	$27,563,933	$38,651,351

Undistributed net investment income included in net assets	$476,460	$38,320	$–	$–
Capital Share transactions:
Class I Shares
Shares sold	1,712,331	3,695,513	7,956,020	22,429,011
Issued to shareholders in reinvestment of distributions	6,405	301,083	–	–
Shares redeemed	(2,787,275)	(5,802,894)	(19,129,056)	(34,154,735)

Net decrease from capital shares outstanding	(1,068,539)	(1,806,298)	(11,173,036)	(11,725,724)

Class II Shares
Shares sold	5,322	14,545	681,806	1,372,932
Issued to shareholders in reinvestment of distributions	42	3,470	–	–
Shares redeemed	(16,751)	(51,023)	(596,072)	(1,319,136)

Net decrease from capital shares outstanding	(11,387)	(33,008)	85,734	53,796

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Changes in Net Assets

Core Bond Fund		High Income Fund		Diversifie Income Fund		Large Cap Value Fund

(unaudited)		(unaudited)		(unaudited)		(unaudited)
Six Months		Six Months		Six Months		Six Months
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13

$317,279,976	$389,790,924	$50,527,771	$67,099,601	$422,408,289	$393,930,489	$583,605,748	$500,469,127

4,422,746	10,663,710	1,281,286	3,282,181	4,589,712	9,294,930	3,654,292	8,357,070
2,600,651	3,400,369	810,998	1,218,435	18,299,522	18,482,747	73,034,690	44,008,819
4,114,743	(22,572,865)	267,923	(1,457,653)	(4,003,593)	32,667,224	(30,988,605)	90,180,559

11,138,140	(8,508,786)	2,360,207	3,042,963	18,885,641	60,444,901	45,700,377	142,546,448

(210,058)	(9,139,256)	(68,210)	(2,970,731)	(187,487)	(8,436,925)	(128,277)	(8,350,987)
–	(1,485,806)	(3,374)	(445,909)	–	(890,524)	–	(88,154)
–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–

(210,058)	(10,625,062)	(71,584)	(3,416,640)	(187,487)	(9,327,449)	(128,277)	(8,439,141)

15,912,277	42,430,910	2,230,421	6,738,454	14,241,200	40,709,576	28,826,805	67,449,447
210,058	9,139,256	68,210	2,970,732	187,487	8,436,925	128,277	8,350,987
(41,653,482)	(105,194,348)	(6,360,007)	(26,176,976)	(46,974,362)	(75,771,244)	(76,732,726)	(126,175,216)

(25,531,147)	(53,624,182)	(4,061,376)	(16,467,790)	(32,545,675)	(26,624,743)	(47,777,644)	(50,374,782)

1,114,274	2,747,459	219,223	500,612	1,669,408	6,938,994	110,009	386,693
–	1,485,805	3,374	445,909	–	890,524	–	88,154
(1,144,513)	(3,986,182)	(279,767)	(676,884)	(1,540,283)	(3,844,427)	(555,758)	(1,070,751)

(30,239)	247,082	(57,170)	269,637	129,125	3,985,091	(445,749)	(595,904)

(25,561,386)	(53,377,100)	(4,118,546)	(16,198,153)	(32,416,550)	(22,639,652)	(48,223,393)	(50,970,686)

(14,633,304)	(72,510,948)	(1,829,923)	(16,571,830)	(13,718,396)	28,477,800	(2,651,293)	83,136,621

302,646,672	317,279,976	48,697,848	50,527,771	$408,689,893	$422,408,289	$580,954,455	$583,605,748

$4,385,692	$173,004	$1,281,286	$71,584	4,589,712	187,487	3,654,292	128,277

1,566,479	4,072,473	236,395	708,112	681,816	2,022,975	819,861	2,132,804
20,437	914,607	7,065	321,930	8,612	407,420	3,407	241,843
(4,105,695)	(10,125,461)	(671,476)	(2,742,911)	(2,241,873)	(3,808,727)	(2,170,419)	(4,019,796)

(2,518,779)	(5,138,381)	(428,016)	(1,712,869)	(1,551,445)	(1,378,332)	(1,347,151)	(1,645,149)

109,554	264,053	23,115	52,231	79,045	344,108	3,185	12,441
–	149,108	349	48,322	–	43,055	–	2,555
(112,978)	(384,042)	(29,683)	(70,876)	(73,483)	(193,496)	(15,601)	(33,991)

(3,424)	29,119	(6,219)	29,677	5,562	193,667	(12,416)	(18,995)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid Cap Fund

	(unaudited)		(unaudited)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/14	12/31/13	6/30/14	12/31/13

Net Assets at beginning of period	$393,941,558	$347,125,853	$397,464,658	$370,461,007
Increase in net assets from operations:
Net investment income	1,126,017	2,206,144	752,584	(73,778)
Net realized gain	22,122,394	46,315,578	34,404,727	55,507,561
Net change in unrealized appreciation (depreciation)	(5,093,273)	49,418,057	(23,672,611)	44,349,667

Net increase in net assets from operations	18,155,138	97,939,779	11,484,700	99,783,450
Distributions to shareholders from:
Net investment income
Class I	(46,176)	(2,066,477)	–	(22,765)
Class II	–	(145,243)	–	–
Net realized gains
Class I	(3,100,369)	(28,523,067)	(3,198,718)	(5,736,762)
Class II	(301,100)	(2,713,918)	(139,670)	(238,428)

Total distributions	(3,447,645)	(33,448,705)	(3,338,388)	(5,997,955)

Capital Stock transactions:
Class I Shares
Shares sold	17,260,729	39,961,700	23,844,739	61,138,417
Issued to shareholders in reinvestment of distributions	3,146,545	30,589,544	3,198,718	5,759,527
Shares redeemed	(49,701,994)	(87,579,290)	(62,407,027)	(131,946,552)

Net decrease in net assets from capital stock transactions	(29,294,720)	(17,028,046)	(35,363,570)	(65,048,608)
Class II Shares
Shares sold	136,204	671,676	94,816	234,178
Issued to shareholders in reinvestment of distributions	301,100	2,859,161	139,670	238,428
Shares redeemed	(2,540,983)	(4,178,160)	(950,885)	(2,205,842)

Net increase (decrease) in net assets from capital stock transactions	(2,103,679)	(647,323)	(716,399)	(1,733,236)

Total decrease from capital stock transactions	(31,398,399)	(17,675,369)	(36,079,969)	(66,781,844)

Total increase (decrease) in net assets	(16,690,906)	46,815,705	(27,933,657)	27,003,651

Net Assets at end of period	$377,250,652	$393,941,558	$369,531,001	$397,464,658

Undistributed net investment income included in net assets	$1,126,017	$46,176	$752,584	$–
Capital Share transactions:
Class I Shares
Shares sold	600,412	1,449,675	1,111,620	3,070,158
Issued to shareholders in reinvestment of distributions	105,253	1,068,979	143,735	266,189
Shares redeemed	(1,727,115)	(3,201,630)	(2,900,420)	(6,655,480)

Net decrease from capital shares outstanding	(1,021,450)	(682,976)	(1,645,065)	(3,319,133)

Class II Shares
Shares sold	4,748	25,934	4,439	12,289
Issued to shareholders in reinvestment of distributions	10,128	100,350	6,316	11,071
Shares redeemed	(88,431)	(150,958)	(44,300)	(112,274)

Net increase (decrease) from capital shares outstanding	(73,555)	(24,674)	(33,545)	(88,914)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Changes in Net Assets

				Madison Target Retirement		Madison Target Retirement
Small Cap Fund		International Stock Fund		2020 Fund		2030 Fund

(unaudited)		(unaudited)		(unaudited)		(unaudited)
Six Months		Six Months		Six Months		Six Months
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13

$7,895,899	$13,422,398	$94,941,935	$95,182,105	$70,472,021	$56,607,290	$93,187,497	$68,009,467

35,712	20,384	1,225,882	1,253,073	756,387	1,535,353	909,355	1,774,772
594,855	3,932,916	22,592,663	6,547,704	2,429,634	1,807,902	3,297,246	2,714,716
(519,319)	152,394	(19,696,815)	9,957,513	11,345	3,247,598	526,787	7,898,230

111,248	4,105,694	4,121,730	17,758,290	3,197,366	6,590,853	4,733,388	12,387,718

–	(18,220)	(841,942)	(148,073)	–	(1,662,495)	(840)	(1,824,367)
–	(839)	(225,575)	(757)

(59,448)	(2,705,545)	–	–	(79,452)	(1,885,461)	(229,724)	(2,582,083)
(18,951)	(787,820)	–	–

(78,399)	(3,512,424)	(1,067,517)	(148,830)	(79,452)	(3,547,956)	(230,564)	(4,406,450)

169,758	1,521,960	3,648,818	10,556,562	14,664,048	32,237,785	18,087,056	40,496,358
59,448	2,723,766	841,942	148,073	79,452	3,547,957	230,564	4,406,452
(1,040,405)	(10,973,144)	(17,945,837)	(25,973,317)	(13,747,002)	(24,963,908)	(16,780,282)	(27,706,048)

(811,199)	(6,727,418)	(13,455,077)	(15,268,682)	996,498	10,821,834	1,537,338	17,196,762

16,042	146,352	106,042	216,807
18,951	788,658	225,575	758
(149,099)	(327,361)	(1,136,841)	(2,798,513)

(114,106)	607,649	(805,224)	(2,580,948)

(925,305)	(6,119,769)	(14,260,301)	(17,849,630)	996,498	10,821,834	6,040,162	25,178,030

(892,456)	(5,526,499)	(11,206,088)	(240,170)	4,114,412	13,864,731	6,040,162	25,178,030

$7,003,443	$7,895,899	$83,735,847	$94,941,935	$74,586,433	$70,472,021	$99,227,659	$93,187,497

$35,712	$–	$1,225,904	$1,067,539	$756,387	$–	$909,355	$840

18,728	103,824	275,288	902,307	1,649,937	3,671,120	2,000,782	4,643,938
6,566	299,177	61,734	11,881	8,714	405,309	24,681	494,188
(115,015)	(698,899)	(1,372,599)	(2,214,685)	(1,546,388)	(2,838,209)	(1,859,872)	(3,156,563)

(89,721)	(295,898)	(1,035,577)	(1,300,497)	112,263	1,238,220	165,591	1,981,563

1,826	10,715	8,158	19,055
2,108	87,126	16,580	58
(16,678)	(22,588)	(86,283)	(240,076)

(12,744)	75,253	(61,545)	(220,963)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Statements of Changes in Net Assets

	Madison Target Retirement		Madison Target Retirement
	2040 Fund		2050 Fund

	(unaudited)		(unaudited)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/14	12/31/13	6/30/14	12/31/13

Net Assets at beginning of period	$68,917,211	$49,268,630	$18,122,573	$7,160,082
Increase (decrease) in net assets from operations:
Net investment income	657,703	1,205,386	190,971	245,698
Net realized gain	2,536,618	1,894,990	425,200	188,246
Net change in unrealized appreciation	465,716	7,472,509	507,169	2,058,896

Net increase in net assets from operations	3,660,037	10,572,885	1,123,340	2,492,840
Distributions to shareholders from:
Net investment income
Class I	(27,574)	(1,211,502)	(5,681)	(249,891)

Net realized gains
Class I	(127,433)	(1,929,708)	(14,042)	(211,851)

Total distributions	(155,007)	(3,141,210)	(19,723)	(461,742)

Capital Stock transactions:
Class I Shares
Shares sold	15,275,067	31,957,596	7,471,237	12,784,911
Issued to shareholders in reinvestment of distributions	155,007	3,141,212	19,723	461,742
Shares redeemed	(15,162,229)	(22,881,902)	(4,090,123)	(4,315,260)

Net increase in net assets from capital stock transactions	267,845	12,216,906	3,400,837	8,931,393

Total increase from capital stock transactions	267,845	12,216,906	3,400,837	8,931,393

Total increase in net assets	3,772,875	19,648,581	4,504,454	10,962,491

Net Assets at end of period	$72,690,086	$68,917,211	$22,627,027	$18,122,573

Undistributed net investment income included in net assets	$657,703	$27,574	$190,971	$5,681
Capital Share transactions:
Class I Shares
Shares sold	1,741,328	3,820,959	579,455	1,071,415
Issued to shareholders in reinvestment of distributions	17,003	362,172	1,465	36,179
Shares redeemed	(1,725,605)	(2,722,907)	(317,310)	(359,726)

Net increase from capital stock transactions	32,726	1,460,224	263,610	747,868

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$10.70		$10.45	$9.96	$10.01	$9.61	$8.48
Income from Investment Operations:
Net investment income[2]	0.08		0.25	0.29	0.28	0.29	0.29
Net realized and unrealized gain on investments	0.38		0.55	0.60	0.03	0.52	1.12

Total from investment operations	0.46		0.80	0.89	0.31	0.81	1.41
Less Distributions From:
Net investment income	(0.01)		(0.27)	(0.40)	(0.35)	(0.41)	(0.28)
Capital gains	–		(0.28)	–	–	–	–
Return of capital	–		–	–	(0.01)	–	–

Total distributions	(0.01)		(0.55)	(0.40)	(0.36)	(0.41)	(0.28)
Net increase (decrease) in net asset value	0.45		0.25	0.49	(0.05)	0.40	1.13
Net Asset Value at end of period	$11.15		$10.70	$10.45	$9.96	$10.01	$9.61
Total Return (%)[3]	4.30	[4]	7.61	8.98	3.14	8.37	16.76
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$175,336		$181,427	$195,526	$184,431	$195,657	$176,322
Ratios of expenses to average net assets (%)	0.31	[5]	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	1.48	[5]	2.27	2.79	2.76	2.90	3.23
Portfolio turnover (%)[6]	43	[4]	70	44	36	36	47

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$10.68		$10.43	$9.95	$10.00	$9.61	$8.51
Income from Investment Operations:
Net investment income[2]	0.07		0.22	0.26	0.27	0.35	0.28
Net realized and unrealized gain on investments	0.37		0.55	0.61	0.02	0.43	0.99

Total from investment operations	0.44		0.77	0.87	0.29	0.78	1.27
Less Distributions From:
Net investment income	–		(0.24)	(0.39)	(0.33)	(0.39)	(0.17)
Capital gains	–		(0.28)	–	–	–	–
Return of capital	–		–	–	(0.01)	–	–

Total distributions	–		(0.52)	(0.39)	(0.34)	(0.39)	(0.17)
Net increase (decrease) in net asset value	0.44		0.25	0.48	(0.05)	0.39	1.10
Net Asset Value at end of period	$11.12		$10.68	$10.43	$9.95	$10.00	$9.61
Total Return (%)[3]	4.17	[4]	7.34	8.71	2.89	8.10	14.91	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$39,101		$40,069	$42,691	$43,203	$35,425	$12,829
Ratios of expenses to average net assets (%)	0.56	[5]	0.56	0.56	0.56	0.55	0.56	[5]
Ratio of net investment income to average net assets (%)	1.23	[5]	2.04	2.49	2.67	3.47	4.38	[5]
Portfolio turnover (%)[6]	43	[4]	70	44	36	36	47	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

55

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$11.48		$10.11	$9.42	$9.49	$8.87	$7.51
Income from Investment Operations:
Net investment income[2]	0.06		0.19	0.23	0.20	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.49		1.39	0.77	(0.01)	0.71	1.37

Total from investment operations	0.55		1.58	1.00	0.19	0.91	1.55
Less Distributions From:
Net investment income	(0.01)		(0.21)	(0.31)	(0.26)	(0.29)	(0.19)

Net increase (decrease) in net asset value	0.54		1.37	0.69	(0.07)	0.62	1.36
Net Asset Value at end of period	$12.02		$11.48	$10.11	$9.42	$9.49	$8.87
Total Return (%)[3]	4.80	[4]	15.66	10.54	2.03	10.22	20.61
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$355,558		$370,954	$358,486	$346,733	$352,545	$332,428
Ratios of expenses to average net assets (%)	0.31	[5]	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	0.99	[5]	1.75	2.32	2.07	2.24	2.29
Portfolio turnover (%)[6]	40	[4]	66	49	25	34	52

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$11.45		$10.08	$9.41	$9.48	$8.87	$7.56
Income from Investment Operations:
Net investment income[2]	0.04		0.16	0.20	0.18	0.25	0.19
Net realized and unrealized gain (loss) on investments	0.49		1.39	0.77	(0.01)	0.63	1.24

Total from investment operations	0.53		1.55	0.97	0.17	0.88	1.43
Less Distributions From:
Net investment income	–		(0.18)	(0.30)	(0.24)	(0.27)	(0.12)

Net increase (decrease) in net asset value	0.53		1.37	0.67	(0.07)	0.61	1.31
Net Asset Value at end of period	$11.98		$11.45	$10.08	$9.41	$9.48	$8.87
Total Return (%)[3]	4.67	[4]	15.37	10.26	1.78	9.94	18.82	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$35,319		$34,965	$34,573	$35,873	$31,715	$12,162
Ratios of expenses to average net assets (%)	0.56	[5]	0.56	0.56	0.56	0.56	0.56	[5]
Ratio of net investment income to average net assets (%)	0.75	[5]	1.49	2.01	1.86	2.76	3.33	[5]
Portfolio turnover (%)[6]	40	[4]	66	49	25	34	52	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

56

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$11.66		$9.75	$8.96	$9.08	$8.30	$6.57
Income from Investment Operations:
Net investment income[2]	0.04		0.12	0.17	0.12	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.57		2.07	0.84	(0.08)	0.81	1.74

Total from investment operations	0.61		2.19	1.01	0.04	0.92	1.84
Less Distributions From:
Net investment income	(0.00)[7]		(0.13)	(0.22)	(0.16)	(0.14)	(0.11)
Capital gains	(0.00)[7]		(0.15)	–	–	–	–

Total distributions	(0.00)[7]		(0.28)	(0.22)	(0.16)	(0.14)	(0.11)
Net increase (decrease) in net asset value	0.61		1.91	0.79	(0.12)	0.78	1.73
Net Asset Value at end of period	$12.27		$11.66	$9.75	$8.96	$9.08	$8.30
Total Return (%)[3]	5.33	[4]	22.35	11.34	0.48	11.15	27.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$144,283		$149,514	$142,755	$132,575	$126,270	$114,492
Ratios of expenses to average net assets:	0.31	[5]	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	0.67	[5]	1.07	1.80	1.26	1.27	1.44
Portfolio turnover (%)[6]	39	[4]	70	69	32	33	58

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$11.62		$9.72	$8.95	$9.07	$8.30	$6.69
Income from Investment Operations:
Net investment income[2]	0.03		0.09	0.15	0.10	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.57		2.06	0.83	(0.08)	0.73	1.54

Total from investment operations	0.60		2.15	0.98	0.02	0.90	1.69
Less Distributions From:
Net investment income	–		(0.10)	(0.21)	(0.14)	(0.13)	(0.08)
Capital gains	(0.00)[7]		(0.15)	–	–	–	–

Total distributions	(0.00)[7]		(0.25)	(0.21)	(0.14)	(0.13)	(0.08)
Net increase (decrease) in net asset value	0.60		1.90	0.77	(0.12)	0.77	1.61
Net Asset Value at end of period	$12.22		$11.62	$9.72	$8.95	$9.07	$8.30
Total Return (%)[3]	5.20	[4]	22.05	11.06	0.23	10.87	25.09	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,871		$1,911	$1,921	$1,786	$1,424	$514
Ratios of expenses to average net assets (%)	0.56	[5]	0.56	0.56	0.56	0.56	0.56	[5]
Ratio of net investment income to average net assets (%)	0.43	[5]	0.81	1.55	1.05	1.99	2.86	[5]
Portfolio turnover (%)[6]	39	[4]	70	69	32	33	58	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amounts represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

57

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MONEY MARKET FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013		2012		2011		2010		2009

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income[2]	–		–		–		–		–		0.00	[4]

Total from investment operations	–		–		–		–		–		–
Less Distributions From:
Net investment income	–		–		–		–		–		(0.00)[4]

Net increase in net asset value	–		–		–		–		–		–
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[3]	0.00	[5]	0.00		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,749		$36,922		$48,648		$61,682		$69,634		$92,463
Ratios of expenses to average net assets:
Before waiver of expenses by adviser (%)	0.47	[6]	0.46		0.46		0.47		0.47		0.47
After waiver of expenses by adviser (%)	0.09	[6,7]	0.12	[7]	0.11	[7]	0.08	[7]	0.14	[7]	0.28	[7]
Ratio of net investment income to average net assets (%)	0.00	[6]	0.00		0.00		0.00		0.00		0.00

	(unaudited)										Inception
	Six Months										to
CLASS II	Ended 6/30/14		2013		2012		2011		2010		12/31/09[1]

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income[2]	–		–		–		–		–		–

Total from investment operations	–		–		–		–		–		–
Less Distributions From:
Net investment income	–		–		–		–		–		–

Net increase in net asset value	–		–		–		–		–		–
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[3]	0.00	[5]	0.00		0.00		0.00		0.00		0.00	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,815		$1,730		$1,676		$979		$577		$185
Ratios of expenses to average net assets:
Before waiver of expenses by adviser (%)	0.72	[6]	0.71		0.71		0.72		0.73		0.73	[6]
After waiver of expenses by adviser (%)	0.09	[6,7]	0.12	[7]	0.12	[7]	0.07	[7]	0.16	[7]	0.20	[6,7]
Ratio of net investment income to average net assets (%)	0.00	[6]	0.00		0.00		0.00		0.00		0.00	[6]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Amounts represent less than $0.005 per share.
[5]	Not annualized.
[6]	Annualized.
[7]	Amounts include fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

58

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$9.97		$10.55	$10.57	$10.29	$10.14	$9.94
Income from Investment Operations:
Net investment income[2]	0.15		0.31	0.34	0.38	0.40	0.43
Net realized and unrealized gain (loss) on investments	0.22		(0.54)	0.00 [7]	0.31	0.20	0.21

Total from investment operations	0.37		(0.23)	0.34	0.69	0.60	0.64
Less Distributions From:
Net investment income	(0.01)		(0.35)	(0.36)	(0.41)	(0.45)	(0.44)

Net increase (decrease) in net asset value	0.36		(0.58)	(0.02)	0.28	0.15	0.20
Net Asset Value at end of period	$10.33		$9.97	$10.55	$10.57	$10.29	$10.14
Total Return (%)[3]	3.69	[4]	(2.24)	3.21	6.73	5.92	6.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$254,017		$270,289	$340,335	$375,325	$429,499	$541,789
Ratios of expenses to average net assets (%)	0.57	[5]	0.56	0.56	0.57	0.56	0.57
Ratio of net investment income to average net assets (%)	2.93	[5]	3.02	3.13	3.62	3.76	4.28
Portfolio turnover (%)[6]	9	[4]	14	11	6	2	25

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$9.95		$10.54	$10.56	$10.28	$10.14	$9.85
Income from Investment Operations:
Net investment income[2]	0.14		0.29	0.31	0.36	0.37	0.27
Net realized and unrealized gain (loss) on investments	0.22		(0.56)	0.01	0.31	0.20	0.28

Total from investment operations	0.36		(0.27)	0.32	0.67	0.57	0.55
Less Distributions From:
Net investment income	–		(0.32)	(0.34)	(0.39)	(0.43)	(0.26)

Net increase (decrease) in net asset value	0.36		(0.59)	(0.02)	0.28	0.14	0.29
Net Asset Value at end of period	$10.31		$9.95	$10.54	$10.56	$10.28	$10.14
Total Return (%)[3]	3.56	[4]	(2.49)	2.96	6.47	5.66	5.55	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,630		$46,991	$49,456	$49,774	$35,750	$9,719
Ratios of expenses to average net assets (%)	0.82	[5]	0.81	0.81	0.82	0.81	0.82	[5]
Ratio of net investment income to average net assets (%)	2.68	[5]	2.77	2.88	3.36	3.49	3.86	[5]
Portfolio turnover (%)[6]	9	[4]	14	11	6	2	25	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

59

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$9.22		$9.37	$9.18	$9.42	$9.11	$7.34
Income from Investment Operations:
Net investment income[2]	0.24		0.52	0.61	0.65	0.72	0.68
Net realized and unrealized gain (loss) on investments	0.21		(0.01)	0.42	(0.18)	0.35	1.80

Total from investment operations	0.45		0.51	1.03	0.47	1.07	2.48
Less Distributions From:
Net investment income	(0.02)		(0.66)	(0.84)	(0.71)	(0.76)	(0.71)

Net increase (decrease) in net asset value	0.43		(0.15)	0.19	(0.24)	0.31	1.77
Net Asset Value at end of period	$9.65		$9.22	$9.37	$9.18	$9.42	$9.11
Total Return (%)[3]	4.84	[4]	5.49	11.23	5.01	11.73	34.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$41,530		$43,622	$60,362	$86,462	$95,552	$107,722
Ratios of expenses to average net assets (%)	0.77	[5]	0.76	0.77	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	5.20	[5]	5.42	6.31	6.76	7.54	7.94
Portfolio turnover (%)[6]	30	[4]	32	55	54	53	73

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$9.23		$9.37	$9.19	$9.42	$9.11	$8.14
Income from Investment Operations:
Net investment income[2]	0.23		0.50	0.58	0.63	0.70	0.47
Net realized and unrealized gain (loss) on investments	0.20		–	0.42	(0.18)	0.34	0.96

Total from investment operations	0.43		0.50	1.00	0.45	1.04	1.43
Less Distributions From:
Net investment income	(0.00)[7]		(0.64)	(0.82)	(0.68)	(0.73)	(0.46)

Net increase (decrease) in net asset value	0.43		(0.14)	0.18	(0.23)	0.31	0.97
Net Asset Value at end of period	$9.66		$9.23	$9.37	$9.19	$9.42	$9.11
Total Return (%)[3]	4.71	[4]	5.23	10.95	4.75	11.45	17.49	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,168		$6,906	$6,737	$6,213	$4,286	$1,148
Ratios of expenses to average net assets (%)	1.02	[5]	1.01	1.02	1.02	1.01	1.01	[5]
Ratio of net investment income to average net assets (%)	4.95	[5]	5.17	6.02	6.52	7.20	7.65	[5]
Portfolio turnover (%)[6]	30	[4]	32	55	54	53	73	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

60

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$20.76		$18.29	$17.39	$16.62	$15.37	$14.46
Income from Investment Operations:
Net investment income[2]	0.24		0.46	0.49	0.51	0.56	0.60
Net realized and unrealized gain on investments	0.75		2.48	0.92	0.79	1.29	0.92

Total from investment operations	0.99		2.94	1.41	1.30	1.85	1.52
Less Distributions From:
Net investment income	(0.01)		(0.47)	(0.51)	(0.53)	(0.60)	(0.61)

Net increase in net asset value	0.98		2.47	0.90	0.77	1.25	0.91
Net Asset Value at end of period	$21.74		$20.76	$18.29	$17.39	$16.62	$15.37
Total Return (%)[3]	4.77	[4]	16.07	8.16	7.84	12.04	10.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$362,945		$378,807	$359,022	$372,852	$384,709	$418,381
Ratios of expenses to average net assets (%)	0.71	[5]	0.71	0.71	0.72	0.72	0.72
Ratio of net investment income to average net assets (%)	2.29	[5]	2.31	2.69	2.94	3.50	4.12
Portfolio turnover (%)[6]	13	[4]	17	17	19	23	26

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$20.71		$18.26	$17.37	$16.61	$15.37	$13.74
Income from Investment Operations:
Net investment income[2]	0.21		0.41	0.44	0.46	0.52	0.35
Net realized and unrealized gain on investments	0.75		2.47	0.93	0.79	1.29	1.64

Total from investment operations	0.96		2.88	1.37	1.25	1.81	1.99
Less Distributions From:
Net investment income	–		(0.43)	(0.48)	(0.49)	(0.57)	(0.36)

Net increase in net asset value	0.96		2.45	0.89	0.76	1.24	1.63
Net Asset Value at end of period	$21.67		$20.71	$18.26	$17.37	$16.61	$15.37
Total Return (%)[3]	4.64	[4]	15.78	7.89	7.57	11.77	14.43	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,745		$43,601	$34,908	$30,360	$22,309	$6,261
Ratios of expenses to average net assets (%)	0.96	[5]	0.96	0.96	0.97	0.97	0.97	[5]
Ratio of net investment income to average net assets (%)	2.04	[5]	2.05	2.43	2.69	3.20	3.44	[5]
Portfolio turnover (%)[6]	13	[4]	17	17	19	23	26	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

61

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$34.76		$27.12	$24.78	$23.56	$22.17	$19.42
Income from Investment Operations:
Net investment income[2]	0.23		0.48	0.55	0.50	0.38	0.43
Net realized and unrealized gain on investments	2.67		7.67	2.37	1.24	1.46	2.76

Total from investment operations	2.90		8.15	2.92	1.74	1.84	3.19
Less Distributions From:
Net investment income	(0.01)		(0.51)	(0.58)	(0.52)	(0.45)	(0.44)

Net increase in net asset value	2.89		7.64	2.34	1.22	1.39	2.75
Net Asset Value at end of period	$37.65		$34.76	$27.12	$24.78	$23.56	$22.17
Total Return (%)[3]	8.34	[4]	30.07	11.82	7.38	8.29	16.79
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$573,981		$576,731	$494,587	$485,978	$524,894	$630,764
Ratios of expenses to average net assets (%)	0.61	[5]	0.61	0.61	0.62	0.62	0.62
Ratio of net investment income to average net assets (%)	1.30	[5]	1.53	2.05	2.03	1.72	2.23
Portfolio turnover (%)[6]	39	[4]	32	27	29	63	81

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$34.64		$27.05	$24.73	$23.54	$22.17	$17.74
Income from Investment Operations:
Net investment income[2]	0.18		0.40	0.48	0.43	0.34	0.18
Net realized and unrealized gain on investments	2.67		7.64	2.37	1.25	1.44	4.45

Total from investment operations	2.85		8.04	2.85	1.68	1.78	4.63
Less Distributions From:
Net investment income	–		(0.45)	(0.53)	(0.49)	(0.41)	(0.20)

Net increase in net asset value	2.85		7.59	2.32	1.19	1.37	4.43
Net Asset Value at end of period	$37.49		$34.64	$27.05	$24.73	$23.54	$22.17
Total Return (%)[3]	8.21	[4]	29.74	11.55	7.11	8.02	26.09	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,973		$6,875	$5,882	$5,697	$5,354	$2,552
Ratios of expenses to average net assets (%)	0.86	[5]	0.86	0.86	0.87	0.87	0.87	[5]
Ratio of net investment income to average net assets (%)	1.05	[5]	1.28	1.80	1.78	1.51	1.28	[5]
Portfolio turnover (%)[6]	39	[4]	32	27	29	63	81	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

62

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$28.76		$24.09	$21.84	$22.16	$19.87	$14.50
Income from Investment Operations:
Net investment income[2]	0.09		0.17	0.18	0.05	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.35		7.17	2.26	(0.31)	2.31	5.37

Total from investment operations	1.44		7.34	2.44	(0.26)	2.41	5.49
Less Distributions From:
Net investment income	(0.00)[6]		(0.18)	(0.19)	(0.06)	(0.12)	(0.12)
Capital gains	(0.27)		(2.49)	–	–	–	–

Total distributions	(0.27)		(2.67)	(0.19)	(0.06)	(0.12)	(0.12)
Net increase (decrease) in net asset value	1.17		4.67	2.25	(0.32)	2.29	5.37
Net Asset Value at end of period	$29.93		$28.76	$24.09	$21.84	$22.16	$19.87
Total Return (%)[3]	5.05	[4]	30.51	11.20	(1.19)	12.13	37.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$344,108		$359,959	$318,024	$331,032	$374,644	$433,483
Ratios of expenses to average net assets (%)	0.81	[5]	0.81	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.62	[5]	0.62	0.76	0.24	0.51	0.72
Portfolio turnover (%)[8]	17	[4]	50	64	85	78	89

	(unaudited)							Inception
	Six Months							to
CLASS II	Ended 6/30/14		2013	2012	2011		2010	12/31/09[1]

Net Asset Value at beginning of period	$28.63		$24.02	$21.80	$22.14		$19.87	$15.78
Income from Investment Operations:
Net investment income[2]	0.05		0.10	0.12	(0.00	)6	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.36		7.13	2.26	(0.32)		2.30	4.09

Total from investment operations	1.41		7.23	2.38	(0.32)		2.36	4.14
Less Distributions From:
Net investment income	–		(0.13)	(0.16)	(0.02)		(0.09)	(0.05)
Capital gains	(0.27)		(2.49)	–	–		–	–

Total distributions	(0.27)		(2.62)	(0.16)	(0.02)		(0.09)	(0.05)
Net increase in net asset value	1.14		4.61	2.22	(0.34)		2.27	4.09
Net Asset Value at end of period	$29.77		$28.63	$24.02	$21.80		$22.14	$19.87
Total Return (%)[3]	4.92	[4]	30.18	10.93	(1.43)		11.85	26.21	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$33,143		$33,983	$29,101	$27,589		$20,802	$6,003
Ratios of expenses to average net assets (%)	1.06	[5]	1.06	1.07	1.07		1.07	1.07	[5]
Ratio of net investment income to average net assets (%)	0.37	[5]	0.37	0.51	0.00	[7]	0.29	0.36	[5]
Portfolio turnover (%)[8]	17	[4]	50	64	85		78	89	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Amount represents less than $0.005 per share.
[7]	Amount represents less than 0.01%.
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

63

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009[2]

Net Asset Value at beginning of period	$21.76		$17.09	$14.75	$14.14	$11.82	$8.01
Income from Investment Operations:
Net investment income[3]	0.04		0.00 [5]	0.05	0.02	0.04	0.00 [5]
Net realized and unrealized gain on investments	0.68		5.00	2.34	0.62	2.33	3.81

Total from investment operations	0.72		5.00	2.39	0.64	2.37	3.81
Less Distributions From:
Net investment income	–		(0.00)[5]	(0.05)	(0.03)	(0.05)	(0.00)[5]
Capital gains	(0.20)		(0.33)	–	–	–	–

Total distributions	(0.20)		(0.33)	(0.05)	(0.03)	(0.05)	–
Net increase in net asset value	0.52		4.67	2.34	0.61	2.32	3.81
Net Asset Value at end of period	$22.28		$21.76	$17.09	$14.75	$14.14	$11.82
Total Return (%)[4]	3.32	[6]	29.28	16.24	4.47	20.12	47.28
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$354,157		$381,703	$356,534	$351,833	$385,219	$229,395
Ratios of expenses to average net assets (%)	0.91	[7]	0.91	0.91	0.91	0.90	0.87
Ratio of net investment income to average net assets (%)	0.41	[7]	(0.01)	0.30	0.16	0.42	(0.05)
Portfolio turnover (%)[8]	19	[6]	28	25	52	46	186

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1,2]

Net Asset Value at beginning of period	$21.65		$17.05	$14.72	$14.13	$11.82	$9.36
Income from Investment Operations:
Net investment income[3]	0.02		(0.05)	0.01	(0.01)	0.04	(0.00)[5]
Net realized and unrealized gain on investments	0.66		4.98	2.35	0.60	2.30	2.46

Total from investment operations	0.68		4.93	2.36	0.59	2.34	2.46
Less Distributions From:
Net investment income	–		–	(0.03)	–	(0.03)	–
Capital gains	(0.20)		(0.33)	–	–	–	–

Total distributions	(0.20)		(0.33)	(0.03)	–	(0.03)	–
Net increase in net asset value	0.48		4.60	2.33	0.59	2.31	2.45
Net Asset Value at end of period	$22.13		$21.65	$17.05	$14.72	$14.13	$11.82
Total Return (%)[4]	3.19	[6]	28.95	15.95	4.22	19.82	26.13	[6]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,374		$15,762	$13,927	$13,270	$11,951	$4,813
Ratios of expenses to average net assets (%)	1.16	[7]	1.16	1.16	1.17	1.16	1.22	[7]
Ratio of net investment income to average net assets (%)	0.19	[7]	(0.26)	0.05	(0.07)	0.38	0.53	[7]
Portfolio turnover (%)[8]	19	[6]	28	25	52	46	186	[6]

[1]	Commenced investment operations on May 1, 2009.
[2]	The financial highlights prior to May 1, 2010 are those of the Mid Cap Growth Fund, the accounting survivor of the reorganization of the Mid Cap Value and Mid Cap Growth Funds. The net asset values and other per share information of the Mid Cap Growth Fund have been restated by the conversion ratio of 2.6623 for Class I shares and 2.6678 for Class II shares to reflect those of the legal survivor of the reorganization the Mid Cap Value Fund, which was renamed the Mid Cap Fund after the reorganization.
[3]	Based on average shares outstanding during the year.
[4]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[5]	Amounts represent less than $0.005 per share.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

SMALL CAP FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$9.10		$12.32	$10.81	$10.75	$8.54	$6.53
Income from Investment Operations:
Net investment income[2]	0.05		0.02	0.14	0.04	0.08	0.05
Net realized and unrealized gain on investments	0.10		4.03	1.52	0.06	2.20	2.00

Total from investment operations	0.15		4.05	1.66	0.10	2.28	2.05
Less Distributions From:
Net investment income	–		(0.05)	(0.15)	(0.04)	(0.07)	(0.04)
Capital gains	(0.10)		(7.22)	–	–	–	–

Total distributions	(0.10)		(7.27)	(0.15)	(0.04)	(0.07)	(0.04)
Net increase (decrease) in net asset value	0.05		(3.22)	1.51	0.06	2.21	2.01
Net Asset Value at end of period	$9.15		$9.10	$12.32	$10.81	$10.75	$8.54
Total Return (%)[3]	$1.74	[4]	32.77	15.39	0.91	26.80	31.56
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,336		$6,121	$11,936	$11,261	$11,710	$7,989
Ratios of expenses to average net assets (%)	1.12	[5]	1.11	1.11	1.11	1.11	1.11
Ratio of net investment income to average net assets (%)	1.02	[5]	0.17	1.24	0.41	0.85	0.77
Portfolio turnover (%)[6]	9	[4]	19	15	22	33	21

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$9.05		$12.29	$10.79	$10.74	$8.54	$6.50
Income from Investment Operations:
Net investment income[2]	0.04		–	0.11	0.02	0.06	0.02
Net realized and unrealized gain on investments	0.10		3.99	1.52	0.06	2.20	2.03

Total from investment operations	0.14		3.99	1.63	0.08	2.26	2.05
Less Distributions From:
Net investment income	–		(0.01)	(0.13)	(0.03)	(0.06)	(0.01)
Capital gains	(0.10)		(7.22)	–	–	–	–

Total distributions	(0.10)		(7.23)	(0.13)	(0.03)	(0.06)	(0.01)
Net increase (decrease) in net asset value	0.04		(3.24)	1.50	0.05	2.20	2.04
Net Asset Value at end of period	$9.09		$9.05	$12.29	$10.79	$10.74	$8.54
Total Return (%)[3]	1.62	[4]	32.44	15.10	0.66	26.48	31.57	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,667		$1,775	$1,486	$1,401	$1,387	$616
Ratios of expenses to average net assets	1.37	[5]	1.37	1.36	1.36	1.36	1.36	[5]
Ratio of net investment income to average net assets (%)	0.79	[5]	(0.02)	0.99	0.16	0.67	0.44	[5]
Portfolio turnover (%)[6]	9	[4]	19	15	22	33	21	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$12.99		$10.78	$9.03	$9.99	$9.53	$7.59
Income from Investment Operations:
Net investment income[2]	0.19		0.16	0.17	0.19	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.48		2.07	1.75	(0.96)	0.53	1.95

Total from investment operations	0.67		2.23	1.92	(0.77)	0.67	2.12
Less Distributions From:
Net investment income	(0.18)		(0.02)	(0.17)	(0.19)	(0.21)	(0.18)

Net increase (decrease) in net asset value	0.49		2.21	1.75	(0.96)	0.46	1.94
Net Asset Value at end of period	$13.48		$12.99	$10.78	$9.03	$9.99	$9.53
Total Return (%)[3]	5.12	[4]	20.76	21.31	(7.70)	7.09	27.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$64,709		$75,808	$76,919	$72,756	$92,063	$77,997
Ratios of expenses to average net assets (%)	1.17	[5]	1.21	1.21	1.22	1.22	1.22
Ratio of net investment income to average net assets (%)	2.96	[5]	1.37	1.74	1.90	1.48	2.08
Portfolio turnover (%)[6]	78	[4]	39	42	38	79	87

	(unaudited)						Inception
	Six Months						to
CLASS II	Ended 6/30/14		2013	2012	2011	2010	12/31/09[1]

Net Asset Value at beginning of period	$12.96		$10.76	$9.02	$9.99	$9.53	$7.32
Income from Investment Operations:
Net investment income[2]	0.18		0.13	0.14	0.16	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.47		2.07	1.76	(0.96)	0.56	2.33

Total from investment operations	0.65		2.20	1.90	(0.80)	0.65	2.37
Less Distributions From:
Net investment income	(0.16)		(0.00)[7]	(0.16)	(0.17)	(0.19)	(0.16)

Net increase (decrease) in net asset value	0.49		2.20	1.74	(0.97)	0.46	2.21
Net Asset Value at end of period	$13.45		$12.96	$10.76	$9.02	$9.99	$9.53
Total Return (%)[3]	4.99	[4]	20.45	21.01	(7.91)	6.83	32.30	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,027		$19,134	$18,263	$15,407	$13,241	$3,962
Ratios of expenses to average net assets (%)	1.42	[5]	1.46	1.46	1.47	1.47	1.48	[5]
Ratio of net investment income to average net assets (%)	2.76	[5]	1.10	1.45	1.58	1.00	0.57	[5]
Portfolio turnover (%)[6]	78	[4]	39	42	38	79	87	[4]

[1]	Commenced investment operations on May 1, 2009.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$8.76		$8.31	$7.82	$8.06	$7.64	$6.04
Income from Investment Operations:
Net investment income[1]	0.09		0.21	0.24	0.22	0.20	0.15
Net realized and unrealized gain (loss) on investments	0.30		0.70	0.53	(0.04)	0.49	1.59

Total from investment operations	0.39		0.91	0.77	0.18	0.69	1.74
Less Distributions From:
Net investment income	–		(0.22)	(0.25)	(0.23)	(0.27)	(0.14)
Capital gains	(0.01)		(0.24)	(0.03)	(0.19)	–	–

Total distributions	(0.01)		(0.46)	(0.28)	(0.42)	(0.27)	(0.14)
Net increase (decrease) in net asset value	0.38		0.45	0.49	(0.24)	0.42	1.60
Net Asset Value at end of period	$9.14		$8.76	$8.31	$7.82	$8.06	$7.64
Total Return (%)[2]	4.50	[3]	10.94	9.98	2.11	9.01	28.93
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$74,586		$70,472	$56,607	$39,580	$27,648	$19,300
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.30	[4]	0.30	0.30	0.26	0.40	0.41
After reimbursement of expenses by adviser (%)	0.30	[4]	0.30	0.30	0.24 [5]	0.20 [5]	0.34 [5]
Ratio of net investment income to average net assets (%)	2.13	[4]	2.37	2.96	2.70	2.61	2.24
Portfolio turnover (%)[6]	110	[3]	167	90	114	51	78

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2030 FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$8.92		$8.04	$7.49	$7.90	$7.41	$5.75
Income from Investment Operations:
Net investment income[1]	0.09		0.19	0.23	0.19	0.18	0.12
Net realized and unrealized gain (loss) on investments	0.36		1.13	0.60	(0.09)	0.52	1.65

Total from investment operations	0.45		1.32	0.83	0.10	0.70	1.77
Less Distributions From:
Net investment income	(0.00)7		(0.18)	(0.22)	(0.20)	(0.21)	(0.11)
Capital gains	(0.02)		(0.26)	(0.06)	(0.31)	–	–

Total distributions	(0.02)		(0.44)	(0.28)	(0.51)	(0.21)	(0.11)
Net increase (decrease) in net asset value	0.43		0.88	0.55	(0.41)	0.49	1.66
Net Asset Value at end of period	$9.35		$8.92	$8.04	$7.49	$7.90	$7.41
Total Return (%)[2]	5.07	[3]	16.56	11.05	1.16	9.56	30.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$99,228		$93,187	$68,009	$45,404	$31,279	$19,330
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.30	[4]	0.30	0.30	0.26	0.40	0.41
After reimbursement of expenses by adviser (%)	0.30	[4]	0.30	0.30	0.24 [5]	0.20 [5]	0.34 [5]
Ratio of net investment income to average net assets (%)	1.95	[4]	2.16	2.84	2.43	2.42	1.87
Portfolio turnover (%)[6]	78	[3]	136	86	108	43	78

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited)		Year Ended December 31,
	Six Months
CLASS I	Ended 6/30/14		2013	2012	2011	2010	2009

Net Asset Value at beginning of period	$8.68		$7.61	$7.06	$7.60	$7.07	$5.43
Income from Investment Operations:
Net investment income[1]	0.08		0.17	0.20	0.16	0.15	0.08
Net realized and unrealized gain (loss) on investments	0.38		1.32	0.61	(0.12)	0.55	1.63

Total from investment operations	0.46		1.49	0.81	0.04	0.70	1.71
Less Distributions From:
Net investment income	(0.00)[7]		(0.16)	(0.19)	(0.17)	(0.17)	(0.07)
Capital gains	(0.02)		(0.26)	(0.07)	(0.41)	–	–

Total distributions	(0.02)		(0.42)	(0.26)	(0.58)	(0.17)	(0.07)
Net increase (decrease) in net asset value	0.44		1.07	0.55	(0.54)	0.53	1.64
Net Asset Value at end of period	$9.12		$8.68	$7.61	$7.06	$7.60	$7.07
Total Return (%)[2]	5.27	[4]	19.63	11.42	0.47	9.97	31.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$72,690		$68,917	$49,269	$35,182	$26,147	$16,656
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.30	[5]	0.30	0.30	0.26	0.40	0.41
After reimbursement of expenses by adviser (%)	0.30	[5]	0.30	0.30	0.24 [5]	0.20 [5]	0.34 [5]
Ratio of net investment income to average net assets (%)	1.90	[5]	2.01	2.65	2.11	2.14	1.22
Portfolio turnover (%)[6]	77	[4]	151	101	115	40	86

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2050 FUND

	(unaudited)		Year Ended		Inception

	Six Months				to
CLASS I	Ended 6/30/14		12/31/13	12/31/12	12/31/11[1]

Net Asset Value at beginning of period	$12.78		$10.69	$9.75	$10.00
Income from Investment Operations:
Net investment income[2]	0.12		0.24	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.57		2.19	0.89	(0.36)

Total from investment operations	0.69		2.43	1.19	(0.10)
Less Distributions From:
Net investment income	(0.00)[8]		(0.18)	(0.21)	(0.14)
Capital gains	(0.01)		(0.16)	(0.04)	–
Return of capital	–		–	–	(0.01)

Total distributions	(0.01)		(0.34)	(0.25)	(0.15)
Net increase (decrease) in net asset value	0.68		2.09	0.94	(0.25)
Net Asset Value at end of period	$13.46		$12.78	$10.69	$9.75
Total Return (%)[3]	5.38	[4]	22.78	12.12	(1.03)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$22,627		$18,123	$7,160	$2,236
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.30	[5]	0.30	0.30	0.26 [5]
After reimbursement of expenses by adviser (%)	0.30	[5]	0.30	0.30	0.26 [5,6]
Ratio of net investment income to average net assets (%)	1.93	[5]	1.98	2.90	2.61 [5]
Portfolio turnover (%)[7]	88	[4]	215	86	75 [4]

[1]	Commenced investment operations on January 3, 2011.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8]	Amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company. The Trust is a series fund with, at the end of the period covered by this report, 16 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds currently available at the end of the period were the Money Market Fund, Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”), and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds, except for the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer a single class of shares, Class I shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC. (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the High Income, Small Cap and International Stock Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Trust’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded in is on Holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds primarily on the basis of relative net assets and other relevant factors as determined by Management. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of June 30, 2014, none of the Funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund, except the Money Market Fund, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Only the International Stock Fund had net realized gains from foreign currency transactions’ and that amount is included in the Statements of Operations under the heading “Net realized gain (loss) on investments” for that Fund.

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts : Each Fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2014, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At June 30, 2014, investments in securities of the Core Bond, High Income and Diversified Income Funds include issues that are illiquid. As of that date, the aggregate values of illiquid securities held by Core Bond, High Income and Diversified Income Funds were $10,641,408, $1,072,000 and $8,177,734, respectively, which represent 3.5%, 2.2% and 2.0% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at June 30, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost

Core Bond Fund
AARP, Inc.	5/16/02	$2,092,018
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	400,000
Apollo Management Holdings L.P.	5/27/14	747,930
ERAC USA Finance LLC	12/16/04	2,158,686
First Data Corp.	6/20/14	539,025
Forest Laboratories Inc.	12/5/13	250,000
Glencore Funding LLC	4/22/14	523,343
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	255,971
Indianapolis Power & Light Co.	10/2/06	994,331
Liberty Mutual Group Inc.	6/13/13	994,189
Sirius XM Radio Inc.	5/1/14	350,000

		$9,305,493

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

>
Security	Acquisition Date	Cost

High Income Fund
Boise Cascade Co.	10/17/12	$600,000
Endeavor Energy Resources L.P./EER Finance Inc.	4/16/14	418,403

		$1,018,403
Diversified Income Fund
AARP, Inc.	5/16/02	$2,092,018
ERAC USA Finance LLC	12/16/04	1,996,785
First Data Corp.	6/20/14	485,122
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	455,285
Indianapolis Power & Light Co.	10/2/06	1,546,185
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	249,951

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For whenissued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At June 30, 2014, none of the Funds were engaged in such transactions.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the six month period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the six month period ended June 30, 2014, none of the Funds held securities deemed as a Level 3 and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	6/30/14

Conservative Allocation	$214,004,885	$–	$–	$214,004,885
Moderate Allocation	385,235,880	–	–	385,235,880
Aggressive Allocation	147,435,525	–	–	147,435,525
Money Market[1]	1,208,964	26,236,367	–	27,445,331
Core Bond
Asset Backed	–	2,037,386	–	2,037,386
Corporate Notes and Bonds	–	92,195,516	–	92,195,516
Long Term Municipal Bonds	–	3,429,082	–	3,429,082
Mortgage Backed	–	55,200,248	–	55,200,248
U.S. Government and Agency Obligations	–	144,052,643	–	144,052,643
Short-Term Investments	3,776,821	–	–	3,776,821

	3,776,821	296,914,875	–	300,691,696
High Income
Corporate Notes and Bonds	–	46,674,160	–	46,674,160
Short-Term Investments	2,562,433	–	–	2,562,433

	2,562,433	46,674,160	–	49,236,593

1At June 30, 2014, all level 2 securities held are short-term investments. See respective portfolio of investments.

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	6/30/14
Diversified Income
Common Stocks	$230,231,027	$–	$–	$230,231,027
Asset Backed	–	3,688,775	–	3,688,775
Corporate Notes and Bonds	–	68,664,674	–	68,664,674
Long Term Municipal Bonds	–	1,061,330	–	1,061,330
Mortgage Backed	–	31,491,042	–	31,491,042
U.S. Government and Agency Obligations	–	61,705,412	–	61,705,412
Short-Term Investments	10,610,154	–	–	10,610,154

	240,841,181	166,611,233	–	407,452,414
Large Cap Value
Common Stocks	565,238,804	–	–	565,238,804
Short-Term Investments	22,771,738	–	–	22,771,738

	588,010,542	–	–	588,010,542
Large Cap Growth
Common Stocks	358,137,998	–	–	358,137,998
Short-Term Investments	22,551,322	–	–	22,551,322

	380,689,320	–	–	380,689,320
Mid Cap
Common Stocks	338,677,902	–	–	338,677,902
Short-Term Investments	31,666,749	–	–	31,666,749

	370,344,651	–	–	370,344,651
Small Cap
Common Stocks	6,746,296	–	–	6,746,296
Short-Term Investments	257,832	–	–	257,832

	7,004,128	–	–	7,004,128
International Stock
Common Stocks
Australia	–	2,039,746	–	2,039,746
Brazil	1,893,195	1,472,098	–	3,365,293
France	–	13,918,137	–	13,918,137
Germany	–	3,895,559	–	3,895,559
Ireland	–	1,442,490	–	1,442,490
Israel	1,662,238	–	–	1,662,238
Japan	–	9,201,944	–	9,201,944
Netherlands	–	4,173,238	–	4,173,238
Singapore	–	1,637,521	–	1,637,521
South Korea	–	2,021,391	–	2,021,391
Sweden	–	1,530,861	–	1,530,861
Switzerland	–	15,570,772	–	15,570,772
United Kingdom	–	20,874,238	–	20,874,238
Short-Term Investments	2,035,493	–	–	2,035,493

	5,590,926	77,777,995	–	83,368,921
Madison Target Retirement 2020	74,177,870	–	–	74,177,870
Madison Target Retirement 2030	99,396,063	–	–	99,396,063
Madison Target Retirement 2040	72,584,769	–	–	72,584,769
Madison Target Retirement 2050	22,656,970	–	–	22,656,970

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

New Accounting Pronouncements. In June 2013, FASB issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services – Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting period in fiscal years that begin after December 15, 2013. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impact of ASU 2013-08, Management expects that this will not have a material impact on the Funds’ financial statements.

3. MANAGEMENT, SERVICES AND DISTRIBUTION AGREEMENTS

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	Small Cap	1.10%
Money Market	0.45%	International Stock	1.15%
Core Bond	0.55%	Madison Target Retirement 2020	0.25%
High Income	0.75%	Madison Target Retirement 2030	0.25%
Diversified Income	0.70%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

For all but the Target Date Funds, the Management Agreement requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment advisory services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. Neither Management Agreement includes Trustee compensation or the fees paid to the Trust’s independent Registered Public Accountant. For the Target Date Funds, the Management Agreement requires the Investment Adviser to provide investment management services to the Funds. Other services performed by the Investment Adviser for these Funds are covered under a separate Services Agreement (discussed below).

The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund and NorthRoad Capital Management LLC, an affiliate of Madison, for the International Stock Fund. The Investment Adviser manages the Money Market Fund, Core Bond Fund, Diversified Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Fund, Target Allocation Funds and the Target Date Funds.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of management fees on the Money Market Class I Shares and Class II Shares. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six month period ended June 30, 2014, the waivers totaled $63,314 for Class I Shares and $3,210 for Class II Shares and are reflected as fees waived by the Investment Adviser in the accompanying Statements of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Services Agreement: Effective September 1, 2011, the Investment Adviser entered into a services agreement (“Services Agreement”) for the Target Date Funds. Under the Services Agreement, Madison provides either directly or through

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

outsourced arrangements all operational and support services of the Target Date Funds not provided under the Management Agreement discussed above. Under this Services Agreement, Madison receives a fee of 0.05% (annualized) of the average daily net assets of each Target Date Fund. In exchange for the aforementioned fee, Madison is responsible for paying all of the Funds’ fees and expenses, other than (i) the management fee (described above), (ii) fees related to the Funds’ portfolio holdings (such as brokerage commissions, interest on loans, etc.), (iii) acquired Fund fees, and (iv) extraordinary or non- recurring fees (such as taxes, borrowing costs, etc.). The direct expenses of the Funds’ independent trustees and independent auditors are paid out of this fee by the Target Date Funds. Pursuant to the Services Agreement, Madison has also agreed, until April 30, 2014, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit each Target Date Fund’s total operating expenses and underlying fees and expenses to 0.65% of average daily net assets. In applying this waiver, Madison must utilize good faith estimates of the fees and expenses of the underlying funds. For the period ended June 30, 2014, no fees were waived. The Investment Adviser does not have the right to recoup these waived fees, if any.

Distribution Agreement:MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% of each Fund’s daily net assets. MFD arranges to provide compensation to others that provide distribution and shareholder servicing services to the Funds and their shareholders. Fees incurred by the Funds under the plan are detailed in the Statements of Operations.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In this regard, the distributor waived a portion of 12b-1 fees on the Money Market Class II shares for the purpose of maintaining a one-day yield of zero. For the six month period ended June 30, 2014, the waivers totaled $2,159 and are reflected as fees waived in the Statements of Operations. Neither MFD nor the Investment Adviser has the right to recoup these waived fees.

Other Expenses: Except as provided below, in addition to the management fee, the Trust is responsible for fees of the independent trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, expenses for independent audits, any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees. Effective September 1, 2011, the fees for the independent trustees and independent audits are paid out of the Services Agreement fee (noted above) for the Target Date Funds.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Money Market Fund declares dividends from net investment income and net realized gains from investment transactions, if any, daily, and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the Fund. The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

5. SECURITIES TRANSACTIONS

For the six month period ended June 30, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other Investment Securities

Fund	Purchases	Sales	Purchases	Sales

Conservative Allocation	$–	$–	$92,736,762	$108,626,845
Moderate Allocation	–	–	156,863,992	189,930,183
Aggressive Allocation	–	–	55,532,288	68,710,269
Core Bond	3,766,280	21,755,620	22,027,970	23,927,793
High Income	–		14,430,856	16,796,036
Diversified Income	4,816,518	12,060,718	47,228,618	61,099,107
Large Cap Value	–	–	217,499,883	257,564,121
Large Cap Growth	–	–	59,555,495	91,775,183
Mid Cap	–	–	67,337,635	115,752,068
Small Cap	–	–	654,289	1,628,852
International Stock	–	–	65,354,493	79,764,753
Madison Target Retirement 2020	–	–	80,024,957	78,375,474
Madison Target Retirement 2030	–	–	74,365,766	72,616,057
Madison Target Retirement 2040	–	–	54,325,736	53,638,401
Madison Target Retirement 2050	–	–	20,985,392	17,476,081

6. FOREIGN SECURITIES

Each Fund may invest in foreign securities; however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities include American Depositary Receipts (“ADRs’’), European Depositary Receipts (“EDRs’’), Global Depositary Receipts (“GDRs’’), Swedish Depositary Receipts (“SDRs’’) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

7. SECURITIES LENDING

Each Fund, except the Target Allocation, Money Market, Small Cap and Target Retirement Funds, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securitie which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

At June 30, 2014, none of the Funds had securities out on loan.

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2013 which are available to offset future capital gains, if any, realized through the fiscal year listed:

							No Expiration-
Fund	2014	2015	2016	2017	2018	2019	Short Term

Conservative Allocation	$–	$–	$–	$–	$–	$–	$–
Moderate Allocation	–	–	–	5,429,580	9,937,108	–	–
Aggressive Allocation	–	–	–	–	–	–	–
Money Market	–	–	–	–	–	–	399
Core Bond	–	–	–	8,593,619	346,309	–	–
High Income	–	–	2,652,908	4,641,635	–	–	–
Diversified Income	–	–	–	6,420,044	–	–	–
Large Cap Value	–	–	–	28,758,901	–	–	–
Large Cap Growth	–	–	–	–	–	–	–
Mid Cap	–	–	15,192,498	–	–	–	–
Small Cap	–	–	607,545	–	–	–	–
International Stock	–	–	3,937,695	20,286,292	1,822,160	–	–
Madison Target Retirement 2020	–	–	–	–	–	–	–
Madison Target Retirement 2030	–	–	–	–	–	–	–
Madison Target Retirement 2040	–	–	–	–	–	–	–
Madison Target Retirement 2050	–	–	–	–	–	–	–

Included in the net capital loss carryforwards for Mid Cap Fund, Small Cap Fund and International Stock Fund is $15,192,498, $607,545 and $6,562,825, respectively, of capital loss carryforwards subject to certain limitations upon availability, to offset future gains, if any, as the successor of a merger. These acquired losses are included in the total losses available noted above.

At June 30, 2014, the aggregate gross unrealized appreciation/depreciation and net unrealized appreciation for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net

Conservative Allocation	$17,383,443	$13,618	$17,369,825
Moderate Allocation	57,020,481	14,968	57,005,513
Aggressive Allocation	25,893,245	527	25,892,718
Core Bond	18,774,092	3,948,713	14,825,379
High Income	1,961,554	47,500	1,914,054
Diversified Income	85,895,540	2,514,545	83,380,995
Large Cap Value	141,725,487	720,847	141,004,640
Large Cap Growth	114,865,800	–	114,865,800
Mid Cap	104,878,078	1,995,798	102,882,280
Small Cap	2,909,301	27,299	2,882,002
International Stock	9,345,737	964,549	8,381,188
Madison Target Retirement 2020	5,229,153	896	5,228,257
Madison Target Retirement 2030	11,164,608	25,826	11,138,782
Madison Target Retirement 2040	9,951,613	11,237	9,940,376
Madison Target Retirement 2050	2,777,419	465	2,776,954

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to the tax deferral of losses on wash sales.

9. INVESTMENT RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governme agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to t to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called“junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relative less liquid than the market for higher-rated securities. The High Income Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “Underlying Funds’’), including exchange traded funds (“ETFs”). Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)

manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2014, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, of which certain underlying funds (the “affiliated underlying funds’’), may be deemed to be under common control because of the same Board of Trustees. Madison Funds’ historical financial information is available to you at no cost on the Securities and Exchange Commission’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each affiliated underlying fund as of June 30, 2014 follows:

	Balance of			Balance of
	Shares			Shares
	Held at	Gross	Gross	Held at	Value at	Realized	Distributions
Fund/Underlying Fund	12/31/13	Additions	Sales	6/30/14	6/30/14	Gain (Loss)	Received[1]

Conservative Allocation Fund
Madison High Quality Bond Fund ClassY	1,311,499	–	342,885	968,614	$10,693,501	$41,541	$59,126
Madison Core Bond Fund Class Y	2,922,623	686,353	–	3,608,976	36,883,739	–	412,499
Madison Corporate Bond Fund ClassY	1,242,125	88,300	–	1,330,425	15,339,797	–	175,245
Madison High Income Fund ClassY	644,273	–	376,669	267,604	1,835,762	373,514	78,345
Madison Large Cap Value Fund ClassY	1,154,703	190,930	216,364	1,129,269	21,614,201	731,950	–
Madison Investors Fund ClassY	482,787	25,378	159,954	348,211	8,559,030	222,129	–
Madison Large Cap Growth Fund ClassY	529,589	46,956	170,908	405,637	9,232,306	656,827	–
Madison NorthRoad International Fund ClassY	–	340,459	–	340,459	4,286,382	–	–
Madison International Stock Fund ClassY	619,931	75,805	536,465	159,271	2,245,722	2,893,625	–

Totals					$110,690,440	$4,919,586	$725,215

1Distributions received include distributions from net investment income and from capital gains, if any, from the underlying funds.

Ultra Series Fund | June 30, 2014

Notes to Financial Statements (unaudited)
	Balance of			Balance of
	Shares			Shares
	Held at	Gross	Gross	Held at	Value at	Realized	Distributions
Fund/Underlying Fund	12/31/13	Additions	Sales	6/30/14	6/30/14	Gain (Loss)	Received[1]

Moderate Allocation Fund
Madison High Quality Bond Fund ClassY	1,410,475	–	332,186	1,078,289	$11,904,312	$58,062	$62,348
Madison Core Bond Fund Class Y	3,502,719	493,709	–	3,996,428	40,843,490	–	459,465
Madison Corporate Bond Fund ClassY	–	481,207	–	481,207	5,548,316	–	28,059
Madison High Income Fund ClassY	997,754	–	490,137	507,617	3,482,251	716,588	139,466
Madison Large Cap Value Fund ClassY	2,603,004	215,005	200,392	2,617,617	50,101,189	737,363	–
Madison Investors Fund ClassY	1,408,146	104,571	206,523	1,306,194	32,106,243	768,137	–
Madison Large Cap Growth Fund ClassY	1,726,206	63,887	253,171	1,536,922	34,980,340	1,645,108	–
Madison Mid Cap Fund ClassY	1,557,029	154,403	306,960	1,404,472	13,749,783	664,902	–
Madison Small Cap Fund Class Y	339,648	–	339,648	–	–	2,429,094	–
Madison NorthRoad International Fund ClassY	1,094,129	78,989	96,906	1,076,212	13,549,510	183,845	–
Madison International Stock Fund ClassY	617,093	37,147	250,266	403,974	5,696,039	1,379,585	–

Totals					$211,961,473	$8,582,684	$689,338

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	–	708,801	1,938	706,863	$7,224,140	$(77)	$64,088
Madison High Income Fund ClassY	110,764	–	110,764	–	–	(23,032)	4,641
Madison Large Cap Value Fund ClassY	1,197,778	65,861	98,438	1,165,201	22,301,956	427,829	–
Madison Investors Fund ClassY	658,131	23,665	71,116	610,680	15,010,504	210,410	–
Madison Large Cap Growth Fund ClassY	813,620	40,152	119,474	734,298	16,712,624	840,107	–
Madison Mid Cap Fund ClassY	1,166,027	42,781	480,111	728,697	7,133,942	1,380,787	–
Madison Small Cap Fund Class Y	146,980	–	146,980	–	–	1,017,216	–
Madison NorthRoad International Fund ClassY	406,344	51,343	56,252	401,435	5,054,072	106,886	–
Madison International Stock Fund ClassY	302,943	28,932	125,444	206,431	2,910,683	479,666	–

Totals					$76,347,921	$4,439,792	$68,729

1Distributions received include distributions from net investment income and from capital gains, if any, from the underlying funds.

11. SUBSEQUENT EVENTS

All Matters

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund | June 30, 2014

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2014. Expenses paid during the period in the table below are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses
The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the Fund you own under the heading entitled “Actual” to estimate the expenses you paid on your account during this period.
		CLASS I			CLASS II

	Beginning	Ending	Annual	Expenses	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Expense	Paid During
Fund	Value	Value	Ratio	Period	Value	Ratio	Period

Conservative Allocation	$1,000	$1,043.00	0.31%	$1.57	$1,041.70	0.56%	$2.83
Moderate Allocation	1,000	1,048.00	0.31%	1.57	1,046.70	0.56%	2.84
Aggressive Allocation	1,000	1,053.30	0.31%	1.58	1,052.00	0.56%	2.85
Money Market	1,000	1,000.00	0.09%	0.45	1,000.00	0.09%	0.45
Core Bond	1,000	1,036.90	0.57%	2.88	1,035.60	0.82%	4.14
High Income	1,000	1,048.40	0.77%	3.91	1,047.10	1.02%	5.18
Diversified Income	1,000	1,047.70	0.71%	3.60	1,046.40	0.96%	4.87
Large Cap Value	1,000	1,083.40	0.61%	3.15	1,082.10	0.86%	4.44
Large Cap Growth	1,000	1,050.50	0.81%	4.12	1,049.20	1.06%	5.39
Mid Cap	1,000	1,033.20	0.91%	4.59	1,031.90	1.16%	5.84
Small Cap	1,000	1,017.40	1.12%	5.60	1,016.20	1.37%	6.85
International Stock	1,000	1,051.20	1.17%	5.95	1,049.90	1.42%	7.22
Madison Target Retirement 2020	1,000	1,045.00	0.30%	1.52
Madison Target Retirement 2030	1,000	1,050.70	0.30%	1.53
Madison Target Retirement 2040	1,000	1,052.70	0.30%	1.53
Madison Target Retirement 2050	1,000	1,053.80	0.30%	1.53

Ultra Series Fund | June 30, 2014

Other Information (unaudited)

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the Funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

		CLASS I			CLASS II

	Beginning	Ending	Annual	Expenses	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Expense	Paid During
Fund	Value	Value	Ratio	Period	Value	Ratio	Period

Conservative Allocation	$1,000	$1,023.26	0.31%	$1.56	$1,022.02	0.56%	$2.81
Moderate Allocation	1,000	1,023.26	0.31%	1.56	1,022.02	0.56%	2.81
Aggressive Allocation	1,000	1,023.26	0.31%	1.56	1,022.02	0.56%	2.81
Money Market	1,000	1,024.35	0.09%	0.45	1,024.35	0.09%	0.45
Core Bond	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income	1,000	1,020.98	0.77%	3.86	1,019.74	1.02%	5.11
Diversified Income	1,000	1,021.27	0.71%	3.56	1,020.03	0.96%	4.81
Large Cap Value	1,000	1,021.77	0.61%	3.06	1,020.53	0.86%	4.31
Large Cap Growth	1,000	1,020.78	0.81%	4.06	1,019.54	1.06%	5.31
Mid Cap	1,000	1,020.28	0.91%	4.56	1,019.04	1.16%	5.81
Small Cap	1,000	1,019.24	1.12%	5.61	1,018.00	1.37%	6.85
International Stock	1,000	1,018.99	1.17%	5.86	1,017.75	1.42%	7.10
Madison Target Retirement 2020	1,000	1,023.31	0.30%	1.51
Madison Target Retirement 2030	1,000	1,023.31	0.30%	1.51
Madison Target Retirement 2040	1,000	1,023.31	0.30%	1.51
Madison Target Retirement 2050	1,000	1,023.31	0.30%	1.51

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement pension plans that use the Funds. The information provided in the hypothetical example table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Ultra Series Fund | June 30, 2014

Other Information (unaudited)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov and is also located in the Funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered“forward-looking statements.”Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,”” may,““ will,”” expect, ““believe,”” plan”and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number: 811-04815

Item 2.  Code of Ethics.

Not applicable in semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable in semi-annual report. (The code was previously filed with the registrant’s Annual Report dated December 31, 2013).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: August 25, 2014

By: (signature)

Greg Hoppe, Principal Financial Officer
Date: August 25, 2014